New!

Introducing Ariel Focus Fund

Ariel Mutual Funds is excited to announce the newest addition to our fund family—Ariel Focus Fund. Managed with the same patient investment philosophy as our flagship Ariel Fund and its counterpart Ariel Appreciation Fund, Ariel Focus Fund provides you with a mid/large cap value investment option. Ariel Focus Fund owns a limited number of stocks—companies we know very well. The Fund is co-managed by Ariel Capital Management’s Vice Chairman, Charlie Bobrinskoy, and Tim Fidler, our Director of Research. To learn more about the Fund and hear a web cast conversation with Charlie and Tim—log on to arielmutualfunds.com. To become an investor, call an Ariel Investment Specialist at 800-292-7435. We hope to welcome you soon as an Ariel Focus Fund shareholder.

Ariel Focus Fund is a non-diversified fund and therefore may be subject to greater volatility than a more diversified investment. The performance of Ariel Focus Fund may differ from that of Ariel Fund and Ariel Appreciation Fund due to its status as a non-diversified fund and its different investment objective and portfolio managers.

Turtle Talk What’s Making News at Ariel

Ariel Focus Fund is a mid/large cap portfolio investing in a concentrated number of companies—generally 20 stocks. The core of Ariel Focus Fund consists of names you will recognize from our existing holdings.  In addition, we have added new ideas, like IBM and JPMorgan Chase, that we believe offer investors great opportunity. As with all the Ariel Mutual Funds, this new portfolio will be managed under Ariel’s time-tested, patient investing philosophy. Ariel Focus Fund simply enables us to apply Ariel’s distinctive investment approach across a broader spectrum of the market in a focused and exciting new way for our shareholders. If you turn to page 4, you will find more information about the Fund’s portfolio managers. We hope you will consider Ariel Focus Fund for your investment portfolio and have included an application at the end of this report for your convenience.

Ariel Fund now available in a new 529 plan

Ariel Fund is available to investors through the Bright Directions College Savings Program, a 529 plan offered by the State of Illinois. This new program is open to both Illinois and out-of-state residents. As you may know, a college savings program resembles a 401(k) plan—you choose from an array of investment options, contribute to them over time and get tax benefits. Not only do your earnings grow tax-free, but your withdrawals are also tax-free if they are used for qualified education expenses ranging from tuition to books. For more information about the Bright Directions College Savings Program, please contact your financial advisor or visit www.brightdirections.com.

Investing in small and mid-cap stocks is more risky and more volatile than investing in large cap stocks. All performance assumes reinvestment of dividends and capital gains. Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by visiting our web site, arielmutualfunds.com.

This report candidly discusses a number of individual companies. Our opinions are current as of the date of this report but are subject to change. The information provided in this report is not reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security. As of 12/31/05, IBM comprised 4.4% and JPMorgan Chase 4.1% of Ariel Focus Fund and the Fund held 19 securities. You should obtain personal advice from qualified professionals regarding the rules for 529 plans in your state before making any investment. Tax benefits vary by state and by 529 plan. This should not be considered legal or tax advice.

Investors should consider carefully the investment objectives, risks, management fees, charges and expenses before investing. For a current prospectus which contains this and other information, call 800-292-7435 or visit our web site at arielmutualfunds.com. Please read it carefully before investing or sending money.  ©February 2006, Ariel Distributors, Inc., 200 East Randolph Drive, Chicago, IL 60601.

DECEMBER 31, 2005	SLOW AND STEADY WINS THE RACE

“We are placing our bets on the tried-and-true, quality companies that have sat out this rally.
These portfolio holdings are well-equipped to deliver consistent, predictable earnings which will be increasingly important in the inflationary environment that lies ahead.”

Dear Fellow Shareholder: For the fourth quarter ended December 31, 2005, the small-to-mid sized companies comprising Ariel Fund fell -1.63%. During this same three month period, the Fund’s primary benchmark, the Russell 2500 Value Index, managed to eke out a slight +0.92% gain. Although Ariel Fund benefited from strong performance in some of our most contrarian picks—particularly our financial services issues—we were not able to overcome difficulties in the consumer area which has the distinction of being the second worst performer of all of the market sectors for the year. For most of 2005, the high quality consumer names we favor were in the doldrums. This was especially true of our media-related holdings which largely explains our seemingly tepid +0.93% twelve-month return. Meanwhile, the volatile and unpredictable energy-related sectors that we consciously avoid shot the lights out, significantly contributing to the Russell 2500 Value Index’s +7.74% one-year rise.

Interestingly, Ariel Appreciation Fund managed a better fourth quarter result. For the three months ended December 31, 2005, the Fund’s mid-cap holdings recorded a +1.54% gain while the Russell Midcap Value Index rose +1.34%. During the period, Ariel Appreciation Fund was also boosted by contrarian plays in the financial services area. Unfortunately, a relatively good fourth quarter could not make up for the prior three during which the Fund’s media-related names also suffered and our purposeful avoidance of the boom and bust energy sector negatively impacted our relative returns. As a result, Ariel Appreciation Fund’s +2.92% gain in 2005 lagged the Russell Midcap Value Index’s startling +12.65% rise.

In such red hot markets, our conservatively positioned portfolios do not keep up when aggressive issues boom. Conversely, when these same sizzlers go cold in the bear markets that inevitably follow, our high quality, slow and steady eddies are generally insulated from the wreckage—including the tough market we see ahead. So despite our relatively sluggish short-term results, we feel our patient portfolios are oriented to outperform over the long haul. Our discipline has been rewarded as shown by our Funds’ ten-year returns. Ariel Fund and Ariel Appreciation Fund posted +14.39% and +13.99% respectively over the last ten years, beating the Russell 2500 Value Index’s gain of +13.89% as well as the Russell Midcap Value Index’s +13.65% return.

Right now, we find ourselves in the very same boat as a number of respected value managers. To this point, we were struck by a January Wall Street Journal article entitled, “Fund Stars Don’t Like This Ride,” which contrasted the

ARIELMUTUALFUNDS.COM

2

recent performance difficulties of a number of seasoned investment managers against their exemplary ten-year records. In the piece, the author emphasizes that “...top managers generally don’t change their fundamental strategies given mediocre short-term results...” We wholeheartedly agree and take solace in knowing we are not alone.

“... as card-carrying contrarians,
we think investors are in for
a rough ride in the year ahead.”

Warning: Inflation Ahead

The New Year is typically a time when hopes run highest. The onset of 2006 is proving no exception. Take Investors Intelligence, the seismograph of market sentiment, whose recent readings show Wall Street exuberance at heady levels. Bulls outrank bears almost three to one. Despite the rampant optimism that abounds, as card-carrying contrarians, we think investors are in for a rough ride in the year ahead.

Looking around, inflationary pressures are everywhere. Oil is the most obvious example—it’s back at $68 a barrel, its highest level in four months. Sugar and copper are soaring—and gold recently hit a 24-year record at $543 an ounce. Natural gas increased a whopping 122% in just one year and housing prices have risen 44% in the last four. Even the prices of mundane, everyday products from beer to bleach are on the rise. For example, this fall, Clorox (NYSE: CLX) announced an 8% price hike in its core bleach and GLAD® brand bags. The U.S. Postal Service even got in its two cents. Wages are also up which of course puts a damper on corporate profits.

Such inflation fears have led the Federal Reserve to continue its measured interest rate march. Alan Greenspan doled out 13 hikes in just 18 months. The Fed Funds rate now stands at 4.25%—up from a 46-year low of 1% just a year and a half ago. Though many now assume these increases are over, there are no guarantees—and personally, we think interest rates will rise more than people expect. Don’t forget, regardless of the Fed’s intentions, inflationary pressures can also lead interest rates up. That is exactly what we think could happen. We all know higher rates are bad for stocks. They penalize corporate earnings, crimp consumer spending and pump up bond and money market yields which makes them more attractive. Right now, the average return on a money market fund is +3.71%—not bad for no risk.

Beyond basic economics, it is worth noting that the market has already had a tremendous move. The Russell Midcap Value Index has posted a spectacular +20.3% annualized return since the bull began its run back in September 2002. With that eye-popping rise, the index ranks in the first percentile versus all other benchmarks and active managers for the period as tracked by market researcher, INDATA. The S&P 500 isn’t exactly limping along either. It just reached a 4 1/2 year high. Even the Dow Jones can’t be counted out after just crossing 11,000 again—a level it hasn’t seen since June 2001.

“... despite our relatively sluggish
short-term results, we feel our
patient portfolios are oriented to
outperform over the long haul.”

This all sounds wonderful, but the last time we checked, trees don’t grow to the sky. As value investors and perennially patient ones, we are strong believers in regressions to the mean. It is for precisely this reason that we are

QUARTERLY REPORT   DECEMBER 31, 2005

3

placing our bets on the tried-and-true, quality companies that have sat out this rally. These portfolio holdings are well-equipped to deliver consistent, predictable earnings which will be increasingly important in the inflationary environment that lies ahead.

Portfolio Comings and Goings

During the quarter, we eliminated four positions in Ariel Fund in order to raise cash to re-deploy dollars into existing holdings. Specifically, we exited S&T Bancorp, Inc. (NASDAQ: STBA); Littelfuse, Inc. (NASDAQ: LFUS); Journal Register Co. (NYSE: JRC) and Waddell & Reed Financial, Inc. (NYSE: WDR). Meanwhile, Ariel Appreciation Fund parted with Certegy Inc. (NYSE: CEY) on the good news of the company’s pending merger with Fidelity National Financial, Inc. (NYSE: FNF) as well as St. Paul Travelers Companies, Inc. (NYSE: STA) to pursue other compelling opportunities. No new stocks were added to either Fund during the period.

As always, we appreciate the opportunity to serve you and welcome any questions or comments you might have. You can contact us directly at email@arielmutualfunds.com.

Sincerely,

John W. Rogers, Jr.	Mellody Hobson
Chairman and CEO	President

We are excited about Ariel Focus Fund, our newest offering which is co-managed by our firm’s Vice Chairman, Charlie Bobrinskoy, and our Director of Research, Tim Fidler. Both play an integral role in our investment process. As you may know, Charlie oversees our Investment and Trading Team, while Tim supervises our Research Analysts with ultimate responsibility for all of our proprietary research.

A founding investor in our firm, Charlie brings more than 21 years of investment banking experience from Salomon Brothers and its successor company, Citigroup, where he was a Managing Director and Head of North American Investment Banking Branch Offices. Tim has over 13 of years of research and portfolio management experience. He began his career at Morgan Stanley as a Research Analyst and Portfolio Manager working on U.S. value management teams. As our Director of Research, Tim has spent almost seven years executing against Ariel’s disciplined investment process and fostering an environment where our analysts are encouraged to challenge conventional wisdom and uncover opportunities often missed by others. We are excited to have Charlie and Tim at the helm of this new Fund.

800-292-7435

4

Featured Company

INVESTORS

FINANCIAL SERVICES CORP.

Investors Financial Services Corp. (NASDAQ: IFIN)
200 Clarendon Street

Boston, MA 02116

617-937-6700
www.investorsbnk.com

Firm Overview

Investors Financial Services Corp. provides administrative and back-office services to asset managers such as mutual fund complexes, banks, endowments, insurance companies and employee benefit plans. We initiated our position in the company last July, after the stock price fell on several concerns including uncertainty over returns from its bond investments; doubts whether a major contract with Barclays Global Investors would be renewed (it was in January), and a general lack of communication with the investment community. In our view, these are legitimate but short-term issues. We believe Investors Financial represents a quality company with a strong franchise and significant growth potential. Additionally, the company boasts one of the strongest earnings per share growth rates in its sector. When the company uncharacteristically missed 2005 second quarter earnings, we saw an opportunity to buy a great stock at a compelling value.

Strong Competitive Position

Through its best-in-class customer service, effective cross-selling to existing customers and consistent investment in technology, Investors Financial has established a reputation as a premier asset servicing specialist focusing on high-touch customer service and individualized attention. A key component of its customer servicing is that each client is assigned a team of operational professionals in addition to a client manager. This customer focused strategy is working—last year, Investors Financial was rated Best Global Custodian by Global Investor magazine. The company also sets itself apart through its commitment to technological innovation. For example, Investors Financial has developed a proprietary technology platform called FACTS (Fund Accounting and Custody Tracking System) which enables it to integrate all of its service offerings and create cost efficiencies for clients.

Overlooked Market Niche

Relative to its primary competitors, Investors Financial is a much smaller firm—a characteristic it uses to its advantage. While bigger competitors target large-scale international contracts, Investors Financial can more easily win less sought after business from mid-market U.S. asset managers. The company has also benefited by growing along with its clients. For example, in 2001, Investors Financial became a domestic Exchange Traded Fund (ETF) trustee for Barclays Global Investors, signing one of the largest outsourcing contracts in the industry. Today, Barclays is the world’s largest manager of Exchange Traded Funds. In our view, the ETF business is a fast-growing segment of the mutual fund industry and Investors Financial’s relationship with Barclays is a valuable competitive advantage

As of December 31, 2005, the company’s stock traded at $36.83, a 25% discount to our $49 estimate of the firm’s intrinsic worth.

5

Company Updates

Brady Corporation (NYSE: BRC)

6555 W. Good Hope Road
Milwaukee, WI 53223
800-541-1686
www.bradycorp.com

Brady Corporation is a global manufacturer of industrial identification and specialty coated products that help customers improve safety, security, productivity and performance. More specifically, the company makes 50,000 products ranging from labels and safety signs designed to withstand extreme temperatures; to lockout devices to prevent equipment from being used inappropriately; to software programs that enable consumers to produce customized labels and signs in-house.

Since its founding in 1914, Brady has directed a significant amount of time and money towards understanding the capabilities and tolerances of industrial materials under various hazardous conditions. As a result, Brady has amassed valuable product intelligence, affording the company a distinct competitive advantage. In a highly fragmented market, many competitors are smaller private firms, unable to effectively compete with Brady’s scale, technology and extensive research and development efforts.

We continue to be impressed by management’s discipline and focus. Over the past few years, Brady has improved operational efficiencies and capital allocation. Additionally, the company’s acquisition strategy has created important synergies, boosted margins and improved the bottom line. Last November, Brady announced significantly better-than-expected operational results and increased 2006 sales projections. As of December 31, 2005, the stock traded at $36.18, a 9% discount to our $40 estimate of private market value.

Janus Capital Group Inc. (NYSE: JNS)

151 Detroit Street
Denver, CO 80206
303-333-3863
www.janus.com

Janus is a leading growth equity manager with nearly $150 billion in assets under management. Our position in Janus is a classic example of our contrarian nature.

In our view, Janus has resolved past regulatory issues, strengthened management and improved investment performance. President Gary Black, recently promoted to CEO, is a disciplined leader and a highly regarded analyst who is instilling a quality stock-picking culture at the company. More importantly, he is making bold moves to strengthen investor value. Most visibly, he is restructuring Janus’s compensation to reward performance and better align portfolio management interests with those of its shareholders. Until recently, the investor community did not give Janus enough credit for positive strides or the company’s strong performance. The company’s focus and discipline is making traction—as of December 31, 2005, approximately 70% of Janus’s core fund family ranked in the top half of their Lipper peer groups for total return on a one-year basis, and five of those funds ranked in the top 5% on a one-year total return basis. We also view recent asset growth as a positive indicator of future momentum.

With improving performance and a rebound in growth investing in the second half of 2005, we believe Janus is well-positioned for the future. As of December 31, 2005, the stock traded at $18.63 per share—11% below our private market value estimate of $21.

6

Pitney Bowes Inc. (NYSE: PBI)
1 Elmcroft Road
Stamford, CT 06926-0700
800-672-6937
www.pb.com

Pitney Bowes began in 1920 as a small postage meter company, and today is a diversified leader in mail and document management services helping over 2 million businesses worldwide. The company provides complete mailroom outsourcing; offers software for high-volume mailers and manufactures mail-related equipment. In fact, Pitney Bowes helps in Ariel’s mailroom and continues to expand its offerings to our firm.

In our view, Wall Street has penalized Pitney Bowes for what it considers lackluster growth. We see a thoughtful company taking disciplined steps to build its business. Over the last five years, Pitney Bowes has transformed its operations through niche acquisitions enabling it to build expertise in faster-growing areas adjacent to its core mail-related roots. Pitney Bowes also has made important investments in India and China—geographies rich in untapped opportunity. We believe one of the company’s competitive advantages is management’s understanding of the modern office and the future of the global “mailstream.”

Pitney Bowes has a track record of consistent results, which has not happened by accident. The company has thoughtful leadership, a solid balance sheet and strong franchise characteristics—including a dominant market share in postal meters (80% in the U.S. and over 60% worldwide) and recurring revenues from outsourcing contracts. As of December 31, 2005, Pitney Bowes’ stock price was $42.25, a 27% discount to our $58 estimate of private market value.

Radio One, Inc. (NASDAQ: ROIAK)
5900 Princess Garden Parkway, 7th Floor

Lanham, MD 20706

301-306-1111

www.radio-one.com

Radio One is the country’s largest radio broadcaster primarily targeting African American audiences. The company owns or operates 69 radio stations across 22 markets, reaching 13 million listeners each week. Working with Comcast, DIRECTV and a few other investors, Radio One launched TV One in 2004, an African American focused cable and satellite network. Last February, the company acquired controlling interest in Reach Media which operates the Tom Joyner Morning Show, hosted by one of the country’s leading radio personalities. This acquisition provides access to new markets as well as national advertisers and innovative programming.

Over the past two years, Radio One’s stock price has been impacted negatively by a slowdown in advertising along with investor concern that satellite radio and Apple’s iPod could steal listeners away from traditional local radio. Additionally, Wall Street is skeptical about the company’s recent diversification. In our view, ventures into cable and television provide additional channels for Radio One to serve its core constituencies.

With seasoned leadership and a deep understanding of urban listeners, we believe Radio One is well-positioned for the future. Additionally, for the first time in its history, the company is buying back shares—a visible commitment to shareholders. As of December 31, 2005, the stock traded at $10.35, a 44% discount to our $18 estimate of intrinsic worth.

7

Slow and steady

and completely
focused.

8

Ariel Fund Performance Summary	Inception: November 6, 1986

About the Fund

Ariel Fund seeks long-term capital appreciation by investing in undervalued companies in consistent industries that show strong potential for growth. The Fund looks for issuers that provide quality products or services. To capture anticipated growth, the Fund holds investments for a relatively long period—usually two to five years. The Fund primarily invests in companies with market capitalizations between $1 billion and $5 billion at the time of initial purchase (effective February 1, 2006).

Composition of Equity Holdings

		Russell
		2500	S&P
	Ariel	Value	500
	Fund†	Index	Index
Financial Services	33.8%	34.5%	22.3%
Consumer Discretionary & Services	32.5%	12.7%	11.9%
Health Care	9.8%	4.0%	13.1%
Producer Durables	9.6%	6.0%	4.3%
Materials & Processing	5.0%	11.7%	3.4%
Technology	4.7%	9.1%	13.6%
Consumer Staples	4.6%	2.9%	7.7%
Utilities	0.0%	10.6%	6.9%
Other Energy	0.0%	4.3%	3.6%
Autos & Transportation	0.0%	3.2%	2.4%
Other	0.0%	1.0%	5.1%
Integrated Oils	0.0%	0.0%	5.6%

†      Sector weightings are calculated based on equity holdings in the Fund and exclude cash in order to make a relevant comparison to the indexes.

Portfolio Composition

Equity	99.3%
Cash & Other	0.7%

Average Annual Total Returns as of Dec. 31, 2005 (assumes reinvestment of dividends and capital gains)*

	4th Quarter	1 Year	3Year	5 Year	10 Year	Life of Fund

Ariel Fund	-1.63%	+0.93%	+16.38%	+11.29%	+14.39%	+13.71%

Russell 2500 Value Index	+0.92%	+7.74%	+23.82%	+13.43%	+13.89%	+13.39%

Russell 2500 Index	+1.81%	+8.11%	+23.00%	+9.14%	+11.53%	+12.11%

S&P 500 Index	+2.09%	+4.91%	+14.39%	+0.54%	+9.07%	+11.40%

Past performance does not guarantee future results.

The Value of a $10,000 Investment in Ariel Fund

	Ariel Fund	S&P 500 Index	Russell 2500 Value Index
12/31/86	10,203.34	9,849.14	9,757.21
12/31/87	11,366.66	10,366.28	9,280.88
12/31/88	15,904.93	12,087.73	11,848.48
12/31/89	19,899.53	15,915.90	13,648.48
12/31/90	16,699.20	15,423.56	11,274.30
12/31/91	22,163.48	20,122.48	15,857.34
12/31/92	24,763.24	21,655.05	19,805.75
12/31/93	26,923.69	23,833.31	23,628.92
12/31/94	25,786.49	24,148.07	23,320.19
12/31/95	30,561.55	33,222.55	30,260.17
12/31/96	37,747.23	40,850.63	36,979.59
12/31/97	51,502.24	54,481.09	49,217.91
12/31/98	56,594.61	70,050.86	48,271.52
12/31/99	53,334.92	84,799.63	48,992.08
12/31/00	68,676.69	77,060.99	59,176.19
12/31/01	78,437.89	67,904.45	64,939.75
12/31/02	74,371.34	52,897.99	58,527.14
12/31/03	95,222.33	68,071.28	84,823.99
12/31/04	116,142.72	75,476.54	103,125.18
12/31/05	117,218.42	79,192.48	111,106.16

Top Ten Holdings

1	Hewitt Associates, Inc.
Human resources outsourcing and consulting firm

2	HCC Insurance Holdings, Inc.
Global provider of specialized property and casualty insurance

3	Markel Corp.
Specialty insurance provider

4	ARAMARK Corp.
Global provider of outsourcing services

5	Janus Capital Group Inc.
Mutual fund manager

6	Career Education Corp.
For-profit education provider

7	Jones Lang LaSalle Inc.
Real estate services and money management firm

8	Investors Financial Services Corp.
Provider of asset administration services

9	IDEX Corp.
Industrial product manufacturer

10	Assured Guaranty Ltd.
Financial guarantor

*    The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Russell 2500 Value Index measures the performance of small and mid-sized, value-oriented companies with lower price-to-earnings ratios. The Russell 2500 Index measures the performance of small and mid-sized companies. The S&P 500 is a broad market-weighted index dominated by large cap stocks. All indexes are unmanaged, and an investor cannot invest directly in an index. Total return does not reflect a maximum 4.75% sales load charged prior to 7/15/94.

9

Ariel Fund Schedule of Investments

Number of Shares	COMMON STOCKS—99.34%	Cost	Market Value

	Consumer Discretionary & Services—32.29%
3,407,075	American Greetings Corp., Class A	$46,101,113	$74,853,438
5,972,875	ARAMARK Corp., Class B	157,367,239	165,926,467
3,370,108	Bob Evans Farms, Inc. ††	74,133,946	77,714,690
4,506,550	Career Education Corp. *	165,410,138	151,960,866
2,165,300	DeVry Inc. *	39,650,933	43,306,000
3,053,200	Harte-Hanks, Inc.	71,147,624	80,573,948
6,473,400	Hasbro, Inc.	106,787,492	130,633,212
6,902,650	Hewitt Associates, Inc., Class A * ††	180,296,528	193,343,227
14,016,500	Interpublic Group of Cos., Inc. *	172,037,124	135,259,225
2,530,400	Lee Enterprises, Inc.	88,206,203	93,397,064
801,200	Matthews International Corp., Class A	17,354,553	29,171,692
1,473,500	McClatchy Co., Class A	92,908,607	87,083,850
7,087,500	Radio One, Inc., Class D *	94,918,711	73,355,625
7,195,900	ServiceMaster Co.	83,882,767	85,991,005
3,269,750	Valassis Communications, Inc. * ††	97,471,899	95,051,633
		1,487,674,877	1,517,621,942
	Consumer Staples—4.60%
2,129,153	J.M. Smucker Co.	85,300,800	93,682,732
3,954,400	McCormick & Co., Inc.	106,448,230	122,270,048
		191,749,030	215,952,780
	Financial Services—33.58%
1,982,100	A.G. Edwards, Inc.	69,247,985	92,881,206
5,359,850	Assured Guaranty Ltd. ††	114,126,438	136,086,591
1,197,300	Certegy Inc.	39,339,487	48,562,488
1,874,150	Chittenden Corp.	51,720,954	52,120,111
1,769,575	Greater Bay Bancorp	50,164,576	45,336,512
6,158,100	HCC Insurance Holdings, Inc. ††	125,447,925	182,772,408
3,918,975	Horace Mann Educators Corp. ††	73,247,930	74,303,766
3,891,800	Investors Financial Services Corp. ††	137,348,380	143,334,994
8,248,300	Janus Capital Group Inc.	113,961,887	153,665,829
3,008,900	Jones Lang LaSalle Inc. ††	64,325,682	151,498,115
559,325	Markel Corp. * ††	141,324,108	177,333,991
4,531,350	Popular, Inc.	114,458,620	95,838,053
3,018,750	Sky Financial Group, Inc.	85,187,747	83,981,625
3,232,800	Sotheby’s Holdings, Inc., Class A * ††	39,330,944	59,354,208
2,793,350	TD Banknorth Inc.	84,679,688	81,146,818
		1,303,912,351	1,578,216,715
	Health Care—9.75%
692,900	Bio-Rad Laboratories, Inc., Class A *	39,900,835	45,343,376
1,270,924	Fisher Scientific International Inc. *	65,724,083	78,619,358
4,915,575	IMS Health Inc.	114,603,686	122,496,129
2,609,475	Invacare Corp. ††	96,319,330	82,172,368
1,443,600	Omnicare, Inc.	41,338,666	82,602,792
1,180,125	Sybron Dental Specialties, Inc. *	22,329,691	46,980,776
		380,216,291	458,214,799

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December 31, 2005 (Unaudited)

Number of Shares	COMMON STOCKS—99.34% (cont’d)	Cost	Market Value

	Materials & Processing—4.93%
2,923,310	Brady Corp., Class A	$46,030,172	$105,765,356
2,531,350	Energizer Holdings, Inc. *	90,128,405	126,035,916
		136,158,577	231,801,272
	Producer Durables—9.57%
9,160,600	Andrew Corp. * ††	93,772,056	98,293,238
3,463,000	Herman Miller, Inc. ††	73,927,701	97,621,970
3,458,450	IDEX Corp. ††	77,674,783	142,176,880
7,043,775	Steelcase Inc., Class A	92,857,958	111,502,958
		338,232,498	449,595,046
	Technology—4.62%
2,510,450	Anixter International Inc. ††	61,992,329	98,208,804
15,101,050	BearingPoint, Inc. * ††	119,151,617	118,694,253
		181,143,946	216,903,057
	Total Common Stocks	4,019,087,570	4,668,305,611

Principal Amount	REPURCHASE AGREEMENT—0.82%	Cost	Market Value

$38,703,178	State Street Bank and Trust Co., 3.40%, dated 12/30/2005, due 1/3/2006, repurchase price $38,717,799, (collateralized by U.S. Treasury Bond, 3.625%, due 6/30/2007)	38,703,178	38,703,178
	Total Investments—100.16%	$4,057,790,748	4,707,008,789
	Liabilities less Other Assets—(0.16%)		(7,849,298)
	NET ASSETS—100.00%		$4,699,159,491

*                 Non-income producing.

††            Affiliated company (See Note Three).

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

11

Ariel Fund Statistical Summary (ARGFX)

			52-Week Range		Earnings Per Share				P/E Calendar
					2004	2005		2006	2004	2005		2006	Market
	Ticker	Price			Actual	Actual		Estimated	Actual	Actual		Estimated	Cap.
Company	Symbol	2/1/06	Low	High	Calendar	Calendar		Calendar	P/E	P/E		P/E	($MM)

Horace Mann Educators Corp.	HMN	19.59	15.86	20.80	1.05	1.63	(e)	1.75	18.7	12.0	(e)	11.2	842
Invacare Corp.	IVC	34.53	30.13	48.28	2.39	1.87	(e)	2.19	14.4	18.5	(e)	15.8	1,095
Bob Evans Farms, Inc.	BOBE	26.88	19.91	27.34	1.43	0.93	(e)	1.06	18.8	28.9	(e)	25.4	1,146
Radio One, Inc.	ROIAK	10.93	10.17	15.05	0.40	0.47	(e)	0.57	27.3	23.3	(e)	19.2	1,149
Sotheby’s Holdings, Inc.	BID	20.80	13.47	20.86	0.55	0.90	(e)	1.02	37.8	23.1	(e)	20.4	1,196
Matthews International Corp.	MATW	37.68	31.54	41.86	1.76	1.85		2.19	21.4	20.4		17.2	1,208
American Greetings Corp.	AM	20.45	20.32	28.02	1.84	1.55		1.21	11.1	13.2		16.9	1,300
Chittenden Corp.	CHZ	28.07	23.85	30.30	1.63	1.77		1.88	17.2	15.9		14.9	1,307
Valassis Communications, Inc.	VCI	28.23	27.46	40.80	1.89	2.00	(e)	2.15	14.9	14.1	(e)	13.1	1,343
Greater Bay Bancorp	GBBK	27.07	22.35	27.96	1.59	1.55		1.65	17.0	17.5		16.4	1,366
Lee Enterprises, Inc.	LEE	34.70	33.90	45.96	1.99	2.11		2.14	17.4	16.4		16.2	1,585
DeVry Inc.	DV	23.25	17.00	24.84	0.57	0.48		0.71	40.8	48.4		32.7	1,640
Sybron Dental Specialties, Inc.	SYD	42.80	34.17	48.00	1.67	2.00	(e)	2.09	25.6	21.4	(e)	20.5	1,729
Bio-Rad Laboratories, Inc.	BIO	67.66	46.54	68.96	3.18	3.38	(e)	3.64	21.3	20.0	(e)	18.6	1,770
BearingPoint, Inc.	BE	8.89	4.65	8.93	(2.77)	0.17	(e)	0.36	NM	52.3	(e)	24.7	1,771
Anixter International Inc.	AXE	46.63	32.90	47.31	1.69	2.33		2.71	27.6	20.0		17.2	1,784
Brady Corp.	BRC	40.32	26.30	40.47	1.46	1.80	(e)	2.11	27.6	22.4	(e)	19.1	1,840
Assured Guaranty Ltd.	AGO	25.55	17.31	27.42	1.86	2.58		2.20	13.7	9.9		11.6	1,922
Herman Miller, Inc.	MLHR	30.18	25.93	32.97	0.74	1.27		1.62	40.8	23.8		18.6	2,049
Andrew Corp.	ANDW	12.85	10.07	14.19	0.49	0.45		0.54	26.2	28.6		23.8	2,051
Jones Lang LaSalle Inc.	JLL	66.50	36.70	68.71	2.27	2.72		3.65	29.3	24.4		18.2	2,330
IDEX Corp.	IEX	46.01	36.62	46.32	1.68	2.09		2.42	27.4	22.0		19.0	2,407
Harte-Hanks, Inc.	HHS	30.00	25.04	31.47	1.11	1.32		1.46	27.0	22.7		20.5	2,469
Steelcase Inc.	SCS	16.84	12.21	16.99	0.00	0.45		0.79	NM	37.4		21.3	2,507
J.M. Smucker Co.	SJM	43.90	43.33	51.65	2.58	2.66	(e)	2.93	17.0	16.5	(e)	15.0	2,563
McClatchy Co.	MNI	55.75	54.71	76.05	3.37	3.43		3.54	16.5	16.3		15.7	2,604
Sky Financial Group, Inc.	SKYF	25.93	25.23	29.87	1.77	1.69		1.98	14.6	15.3		13.1	2,796
Hewitt Associates, Inc.	HEW	27.05	23.94	31.10	1.31	1.30		1.40	20.6	20.8		19.3	2,989
Investors Financial Services Corp.	IFIN	46.09	30.64	53.44	2.09	2.15		2.35	22.1	21.4		19.6	2,995
Career Education Corp.	CECO	33.15	28.73	41.61	1.76	2.27	(e)	2.71	18.8	14.6	(e)	12.2	3,248
Markel Corp.	MKL	335.11	307.41	373.00	15.95	4.71		24.90	21.0	71.1		13.5	3,284
HCC Insurance Holdings, Inc.	HCC	31.36	22.10	32.95	1.58	1.68	(e)	2.56	19.8	18.7	(e)	12.3	3,318
Energizer Holdings, Inc.	ENR	54.10	46.12	65.44	3.48	4.02		4.27	15.5	13.5		12.7	3,387
A.G. Edwards, Inc.	AGE	47.18	38.41	48.04	2.38	2.75		3.14	19.8	17.2		15.0	3,573
Hasbro, Inc.	HAS	21.10	17.75	22.35	1.08	1.18	(e)	1.27	19.5	17.9	(e)	16.6	3,763
ServiceMaster Co.	SVM	13.01	11.69	14.28	0.59	0.65	(e)	0.72	22.1	20.0	(e)	18.1	3,782
McCormick & Co., Inc.	MKC	30.42	28.95	38.38	1.55	1.56		1.66	19.6	19.5		18.3	4,034
Interpublic Group of Cos., Inc.	IPG	10.16	9.08	13.80	(1.43)	(0.43	)(e)	0.11	NM	NM	(e)	92.4	4,374

12

  (Unaudited)

			52-Week Range		Earnings Per Share				P/E Calendar
					2004	2005		2006	2004	2005		2006	Market
	Ticker	Price			Actual	Actual		Estimated	Actual	Actual		Estimated	Cap.
Company	Symbol	2/1/06	Low	High	Calendar	Calendar		Calendar	P/E	P/E		P/E	($MM)

Janus Capital Group Inc.	JNS	21.02	12.75	22.43	0.60	0.52		0.81	35.0	40.4		26.0	4,534
ARAMARK Corp.	RMK	27.05	24.24	28.67	1.57	1.85	(e)	2.04	17.2	14.6	(e)	13.3	4,893
TD Banknorth Inc.	BNK	29.95	26.00	32.35	2.28	2.48		2.50	13.1	12.1		12.0	5,200
Popular, Inc.	BPOP	20.27	19.78	27.74	1.80	1.97		1.72	11.3	10.3		11.8	5,421
Omnicare, Inc.	OCR	52.79	30.60	62.50	2.34	2.57	(e)	3.49	22.6	20.5	(e)	15.1	5,626
IMS Health Inc.	RX	24.85	22.65	28.60	1.21	1.42		1.45	20.5	17.5		17.1	5,758
Fisher Scientific International Inc.	FSH	67.09	53.50	68.18	3.14	3.86	(e)	4.22	21.4	17.4	(e)	15.9	8,227
Certegy Inc.*	CEY	43.45	32.35	44.56	1.73	1.83		NM	25.1	23.7		NM	NM

Note: All earnings per share numbers are fully diluted. Such numbers are from continuing operations and are adjusted for non-recurring items. All estimates of future earnings per share shown in this table solely represent the projection of Ariel Capital Management, LLC research analysts as of February 1, 2006 and may exclude certain non-cash amoritization charges. Estimates have not been updated to reflect any subsequent events. P/E ratios are based on earnings stated and February 1, 2006 stock price.
NM=Not Meaningful.

(e)     Estimates provided by Ariel Capital Management, LLC are used for companies that had not reported 2005 earnings by 02/01/06.

*            Price and 52-week range values are as of 01/31/06 as Certegy merged on 02/01/06 with Fidelity National Information Services, a division of Fidelity National Financial, Inc.

13

Ariel Appreciation Fund Performance Summary	Inception: December 1, 1989

About the Fund

Ariel Appreciation Fund pursues long-term capital appreciation by investing in undervalued firms with growth potential. Like Ariel Fund, this Fund seeks out issuers that provide quality products or services. To capture anticipated growth, the Fund will hold investments for a relatively long period—usually two to five years. The Fund primarily invests in companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Composition of Equity Holdings

	Ariel Appreciation Fund†	Russell Midcap Value Index	S&P 500 Index
Consumer Discretionary & Services	43.1%	11.1%	11.9%
Financial Services	32.0%	33.4%	22.3%
Health Care	14.1%	3.6%	13.1%
Producer Durables	4.5%	4.7%	4.3%
Other	3.8%	1.9%	5.1%
Consumer Staples	2.5%	6.3%	7.7%
Utilities	0.0%	15.2%	6.9%
Materials & Processing	0.0%	8.3%	3.4%
Technology	0.0%	7.1%	13.6%
Other Energy	0.0%	4.4%	3.6%
Autos & Transportation	0.0%	3.4%	2.4%
Integrated Oils	0.0%	0.5%	5.6%

†    Sector weightings are calculated based on equity holdings in the Fund and exclude cash in order to make a relevant comparison to the indexes.

Portfolio Composition

Equity	99.0%
Cash & Other	1.0%

Average Annual Total Returns as of Dec. 31, 2005 (assumes reinvestment of dividends and capital gains)*

	4th Quarter	1 Year	3 Year	5 Year	10 Year	Life of Fund

Ariel Appreciation Fund	+1.54%	+2.92%	+15.10%	+9.70%	+13.99%	+12.65%
Russell Midcap Value Index	+1.34%	+12.65%	+24.38%	+12.21%	+13.65%	+13.64%
Russell Midcap Index	+2.35%	+12.65%	+23.79%	+8.45%	+12.49%	+13.09%
S&P 500 Index	+2.09%	+4.91%	+14.39%	+0.54%	+9.07%	+10.65%

Past performance does not guarantee future results.

The Value of a $10,000 Investment in Ariel Appreciation Fund

	Ariel Appreciation Fund	S&P 500 Index	Russell MidCap Value Index
12/31/89	10,054.33	10,240.15	10,119.30
12/31/90	9,902.42	9,923.38	8,491.84
12/31/91	13,184.78	12,946.62	11,712.19
12/31/92	14,930.45	13,932.66	14,251.26
12/31/93	16,115.34	15,334.13	16,477.73
12/31/94	14,762.91	15,536.65	16,126.73
12/31/95	18,330.35	21,375.09	21,760.59
12/31/96	22,677.94	26,282.93	26,169.15
12/31/97	31,283.24	35,052.64	35,163.46
12/31/98	37,398.60	45,070.09	36,950.89
12/31/99	35,981.62	54,559.31	36,910.17
12/31/00	42,754.72	49,580.34	43,989.29
12/31/01	49,694.41	43,689.10	45,012.13
12/31/02	44,546.40	34,034.08	40,670.81
12/31/03	58,344.20	43,796.44	56,153.08
12/31/04	65,989.96	48,560.92	69,464.34
12/31/05	67,919.04	50,951.72	78,250.13

Top Ten Holdings

1                 Accenture Ltd

Information and technology consultant

2                 Pitney Bowes Inc.

Manufacturer of mailing equipment

3                 Northern Trust Corp.

Personal and institutional trust company

4                 Tribune Co.

Publishing and broadcasting company

5                 Ambac Financial Group, Inc.

Global financial guarantor

6                 Johnson Controls, Inc.

Provider of automotive and control systems and facilities management services

7                 MBIA Inc.

Insurer of municipal bonds

8                 Franklin Resources, Inc.

Global investment management organization

9                 Mohawk Industries, Inc.

Manufacturer and distributor of floor coverings

10          Black & Decker Corp.

Manufacturer of power tools and accessories

*    The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Russell Midcap Value Index measures the performance of mid-sized, value-oriented companies with lower price-to-earnings ratios. The Russell Midcap Index measures the performance of mid-sized companies. The S&P 500 is a broad market-weighted index dominated by large cap stocks. All indexes are unmanaged, and an investor cannot invest directly in an index. Total return does not reflect a maximum 4.75% sales load charged prior to 7/15/94.

14

Ariel Appreciation Fund Schedule of Investments	December 31, 2005 (Unaudited)

Number of Shares	COMMON STOCKS—98.96%	Cost	Market Value

	Consumer Discretionary & Services—42.62%
5,876,800	Accenture Ltd, Class A	$104,351,180	$169,663,216
2,869,850	ARAMARK Corp., Class B	70,868,630	79,724,433
1,302,600	Black & Decker Corp.	62,718,363	113,274,096
2,889,050	Career Education Corp. *	106,543,858	97,418,766
1,177,450	Carnival Corp.	40,866,634	62,958,251
4,087,595	Cendant Corp.	54,531,415	70,511,014
2,299,375	Harte-Hanks, Inc.	37,148,806	60,680,506
9,743,500	Interpublic Group of Cos., Inc. *	146,518,167	94,024,775
5,847,900	Mattel, Inc.	101,767,650	92,513,778
1,081,225	McClatchy Co., Class A	56,718,777	63,900,398
1,303,400	Mohawk Industries, Inc. *	99,937,476	113,369,732
1,307,800	Omnicom Group Inc.	92,653,271	111,333,014
3,722,595	ServiceMaster Co.	47,269,875	44,485,010
4,528,100	Tribune Co.	187,372,690	137,020,306
2,244,800	YUM! Brands, Inc.	57,467,482	105,236,224
		1,266,734,274	1,416,113,519
	Consumer Staples—2.47%
1,443,772	Clorox Co.	60,564,686	82,136,189

	Financial Services—31.67%
1,745,400	Ambac Financial Group, Inc.	128,356,625	134,500,524
817,322	Dun & Bradstreet Corp. *	22,056,167	54,727,881
2,060,700	Equifax Inc.	45,514,421	78,347,814
1,301,800	Franklin Resources, Inc.	51,749,518	122,382,218
3,777,100	H&R Block, Inc.	93,623,291	92,727,805
4,898,500	Janus Capital Group Inc.	63,453,645	91,259,055
2,038,592	MBIA Inc.	89,649,143	122,641,695
2,823,800	Northern Trust Corp.	101,966,506	146,329,316
2,810,735	Popular, Inc.	68,464,489	59,447,045
1,202,450	T. Rowe Price Group, Inc.	46,003,539	86,612,473
2,176,593	TD Banknorth Inc.	66,398,405	63,230,027
		777,235,749	1,052,205,853
	Health Care—13.99%
2,991,950	Baxter International Inc.	70,377,831	112,646,918
1,770,477	Fisher Scientific International Inc. *	68,077,652	109,521,707
3,368,860	IMS Health Inc.	55,911,579	83,951,991
1,590,100	Omnicare, Inc.	44,748,692	90,985,522
3,237,500	Schering-Plough Corp.	54,082,899	67,501,875
		293,198,653	464,608,013
	Other—3.79%
1,726,900	Johnson Controls, Inc.	101,470,689	125,908,279

15

Ariel Appreciation Fund Schedule of Investments (continued)	December 31, 2005 (Unaudited)

Number of Shares	COMMON STOCKS—98.96% (cont’d)	Cost	Market Value

	Producer Durables—4.42%
3,478,175	Pitney Bowes Inc.	$135,153,566	$146,952,894
	Total Common Stocks	2,634,357,617	3,287,924,747

Principal Amount	REPURCHASE AGREEMENT—0.59%	Cost	Market Value

$19,538,779	State Street Bank and Trust Co., 3.40%, dated 12/30/2005, due 1/3/2006, repurchase price $19,546,160, (collateralized by U.S. Treasury Bonds, 2.25%-3.625%, due 4/30/2006-5/15/2008)	19,538,779	19,538,779
	Total Investments—99.55%	$2,653,896,396	3,307,463,526
	Other Assets less Liabilities—0.45%		14,910,226
	NET ASSETS—100.00%		$3,322,373,752

*            Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

16

Ariel Appreciation Fund Statistical Summary (CAAPX)	(Unaudited)

			52-Week Range		Earnings Per Share				P/E Calendar
					2004	2005		2006	2004	2005		2006	Market
	Ticker	Price			Actual	Actual		Estimated	Actual	Actual		Estimated	Cap.
Company	Symbol	2/1/06	Low	High	Calendar	Calendar		Calendar	P/E	P/E		P/E	($MM)
Harte-Hanks, Inc.	HHS	30.00	25.04	31.47	1.11	1.32		1.46	27.0	22.7		20.5	2,469
McClatchy Co.	MNI	55.75	54.71	76.05	3.37	3.43		3.54	16.5	16.3		15.7	2,604
Career Education Corp.	CECO	33.15	28.73	41.61	1.76	2.27	(e)	2.71	18.8	14.6	(e)	12.2	3,248
ServiceMaster Co.	SVM	13.01	11.69	14.28	0.59	0.65	(e)	0.72	22.1	20.0	(e)	18.1	3,782
Interpublic Group of Cos., Inc.	IPG	10.16	9.08	13.80	(1.43)	(0.43	)(e)	0.11	NM	NM	(e)	92.4	4,374
Janus Capital Group Inc.	JNS	21.02	12.75	22.43	0.60	0.52		0.81	35.0	40.4		26.0	4,534
Dun & Bradstreet Corp.	DNB	70.58	57.44	74.29	2.98	3.47		3.90	23.7	20.3		18.1	4,686
ARAMARK Corp.	RMK	27.05	24.24	28.67	1.57	1.85	(e)	2.04	17.2	14.6	(e)	13.3	4,893
Equifax Inc.	EFX	38.89	29.63	39.42	1.61	1.81		1.99	24.2	21.5		19.5	5,051
TD Banknorth Inc.	BNK	29.95	26.00	32.35	2.28	2.48		2.50	13.1	12.1		12.0	5,200
Popular, Inc.	BPOP	20.27	19.78	27.74	1.80	1.97		1.72	11.3	10.3		11.8	5,421
Omnicare, Inc.	OCR	52.79	30.60	62.50	2.34	2.57	(e)	3.49	22.6	20.5	(e)	15.1	5,626
Mohawk Industries, Inc.	MHK	84.27	74.55	94.72	5.46	5.53	(e)	6.50	15.4	15.2	(e)	13.0	5,637
IMS Health Inc.	RX	24.85	22.65	28.60	1.21	1.42		1.45	20.5	17.5		17.1	5,758
Mattel, Inc.	MAT	16.55	14.52	21.64	1.21	1.20		1.15	13.7	13.8		14.4	6,683
Black & Decker Corp.	BDK	85.76	75.70	93.71	5.40	6.90		7.48	15.9	12.4		11.5	6,725
H&R Block, Inc.	HRB	24.15	23.01	30.00	1.61	1.80	(e)	2.11	15.0	13.4	(e)	11.4	7,912
Ambac Financial Group, Inc.	ABK	76.65	62.20	80.16	6.31	6.47		7.02	12.1	11.8		10.9	8,063
MBIA Inc.	MBI	61.03	49.07	64.00	5.25	5.55	(e)	5.90	11.6	11.0	(e)	10.3	8,182
Fisher Scientific International Inc.	FSH	67.09	53.50	68.18	3.14	3.86	(e)	4.22	21.4	17.4	(e)	15.9	8,227
Tribune Co.	TRB	28.71	28.40	42.17	2.24	2.08		2.10	12.8	13.8		13.7	8,843
Clorox Co.	CLX	59.96	52.50	66.04	2.91	2.92		3.14	20.6	20.5		19.1	9,036
Pitney Bowes Inc.	PBI	43.00	40.34	47.38	2.54	2.71		2.93	16.9	15.9		14.7	9,809
T. Rowe Price Group, Inc.	TROW	76.61	54.19	79.81	2.51	3.12		3.54	30.5	24.6		21.6	10,012
Northern Trust Corp.	NTRS	51.95	41.60	55.00	2.32	2.59		2.90	22.4	20.1		17.9	11,338
Johnson Controls, Inc.	JCI	69.38	52.57	76.71	4.21	4.62		5.25	16.5	15.0		13.2	13,426
YUM! Brands, Inc.	YUM	50.20	45.37	53.79	2.36	2.64	(e)	2.88	21.3	19.0	(e)	17.4	14,210
Omnicom Group Inc.	OMC	83.12	75.75	91.48	3.89	4.38	(e)	4.92	21.4	19.0	(e)	16.9	14,987
Cendant Corp.	CD	16.76	16.18	23.05	1.78	1.29	(e)	1.39	9.4	13.0	(e)	12.1	17,169
Baxter International Inc.	BAX	36.44	33.08	41.07	1.69	1.92		2.11	21.6	19.0		17.3	22,725
Franklin Resources, Inc.	BEN	98.95	63.56	102.80	3.21	4.22		4.60	30.8	23.4		21.5	25,110
Accenture Ltd	ACN	31.72	21.00	32.35	1.30	1.49		1.63	24.4	21.3		19.5	26,998
Schering-Plough Corp.	SGP	19.15	17.67	22.53	0.06	0.75		0.47	NM	25.5		40.7	28,302
Carnival Corp.	CCL	52.25	45.78	57.14	2.22	2.73		3.15	23.5	19.1		16.6	43,204

Note: All earnings per share numbers are fully diluted. Such numbers are from continuing operations and are adjusted for non-recurring items. All estimates of future earnings per share shown in this table solely represent the projection of Ariel Capital Management, LLC research analysts as of February 1, 2006 and may exclude certain non-cash amoritization charges. Estimates have not been updated to reflect any subsequent events. P/E ratios are based on earnings stated and February 1, 2006 stock price. NM=Not Meaningful.

(e) Estimates provided by Ariel Capital Management, LLC are used for companies that had not reported 2005 earnings by 02/01/06.

17

Notes to Schedules of Investments	December 31, 2005 (Unaudited)

Note One | Organization

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Ariel Fund and Ariel Appreciation Fund (the “Funds”) are diversified portfolios of the Trust that seek long-term capital appreciation.

Note Two | Significant Accounting Policies

The following is a summary of significant policies related to investments of the Funds held at December 31, 2005.

Investment Valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask price. Debt obligations having a maturity of 60 days or less are valued at amortized cost which approximates market value. Debt securities with maturities over 60 days are valued at the yield equivalent as obtained from a pricing service or one or more market makers for such securities. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Repurchase Agreements – The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.

Note Three | Transactions with Affiliated Companies

If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. Ariel Fund had the following transactions during the three months ended December 31, 2005, with affiliated companies:

	Share Activity				Quarter Ended December 31, 2005
	Balance			Balance	Market	Dividends Credited
Security Name	Sept. 30, 2005	Purchases	Sales	Dec. 31, 2005	Value	to Income
Andrew Corp.	9,160,600	––	––	9,160,600	$98,293,238	$––
Anixter International Inc.	2,510,450	––	––	2,510,450	98,208,804	10,041,800
Assured Guaranty Ltd.	5,359,850	––	––	5,359,850	136,086,591	160,796
BearingPoint, Inc.	14,261,275	839,775	––	15,101,050	118,694,253	––
Bob Evans Farms, Inc.	3,536,208	––	166,100	3,370,108	77,714,690	424,345
HCC Insurance Holdings, Inc.	6,158,100	––	––	6,158,100	182,772,408	––
Herman Miller, Inc.*	3,463,000	––	––	3,463,000	97,621,970	251,068
Hewitt Associates, Inc.	6,902,650	––	––	6,902,650	193,343,227	––
Horace Mann Educators Corp.	3,918,975	––	––	3,918,975	74,303,766	411,492
IDEX Corp.	3,458,450	––	––	3,458,450	142,176,880	415,014
Invacare Corp.	2,609,475	––	––	2,609,475	82,172,368	32,618
Investors Financial Services Corp.	3,891,800	––	––	3,891,800	143,334,994	77,836
Jones Lang LaSalle Inc.	3,008,900	––	––	3,008,900	151,498,115	––
Journal Register Co.	2,093,200	––	2,093,200	––	––	––
Markel Corp.	543,125	16,200	––	559,325	177,333,991	––
Sotheby’s Holdings, Inc.	4,377,000	––	1,144,200	3,232,800	59,354,208	––
Valassis Communications, Inc.	3,269,750	––	––	3,269,750	95,051,633	––
					$1,927,961,136	$11,814,969

*Became an affiliated company during the quarter ended December 31, 2005.

Hewitt Associates provides record-keeping services for employer-sponsored plans invested in the Funds and receives shareholder service fees accordingly. Horace Mann and its affiliates distribute Fund shares on terms comparable to other distributors and receive shareholder service fees from Ariel Fund and 12b-1 fees from Ariel Distributors, Inc.

18

Board of Trustees

Bert N. Mitchell, CPA (Independent Chairman)

Bert is Chairman and CEO of Mitchell & Titus, LLP, the nation’s largest African American-owned accounting firm. He holds BBA, MBA and Honorary Doctorate degrees from the Baruch College of the City University of New York. Bert is also a graduate of the Owner-President Management Program of the Harvard Business School. He serves on the board of BJ’s Wholesale Club, Inc.

Mario L. Baeza, Esq.

Mario is Chairman and CEO of The Baeza Group, LLC and Baeza & Co., LLC, an investment firm specializing in private equities aimed at the U.S. Hispanic market and hedge funds anchored in global macro strategies. He is also Chairman of TCW/Latin America Partners, LLC, a private equity capital firm. Mario received a BA from Cornell University and a JD from Harvard Law School. He serves on the board of Air Products and Chemicals, Inc., Tommy Hilfiger Corp. as well as various nonprofit organizations.

James W. Compton

Jim serves as President and CEO of the Chicago Urban League and the Chicago Urban League Development Corporation, which have worked to eliminate racial discrimination and segregation since 1916. He holds a BA from Morehouse College. Jim is actively involved in local civic organizations and also serves on the board of directors of Seaway National Bank of Chicago.

William C. Dietrich

Bill serves as the Co-Executive Director of the Shalem Institute for Spiritual Formation, Inc., an internationally known ecumenical training institute for contemplative living founded in 1973. He holds a BS from Georgetown University.

Royce N. Flippin, Jr.

Royce is President of Flippin Associates, a consulting firm for the public and private sectors. Formerly, he was director of athletics at Princeton University and director of both athletics and program advancement for the Massachusetts Institute of Technology. He earned his AB from Princeton University and an MBA from Harvard Business School. Royce is on the board of EVCI Career Colleges Holding Corp. as well as several nonprofit institutions.

John G. Guffey, Jr.

John is the President of Aurora Press, Inc., a publisher of trade paperback books. Formerly, John served as Director and Treasurer of Silby Guffey & Co., Inc., a venture capital firm. He earned a BS from the University of Pennsylvania’s Wharton School. John holds directorships with various nonprofit organizations. He is also a founder of Calvert Group, Ltd and a trustee of various Calvert mutual funds.

Mellody Hobson

As President of Ariel Capital Management, LLC, Mellody is responsible for firmwide management and strategic planning. She joined Ariel after graduating from Princeton University’s Woodrow Wilson School. Mellody is a board member of DreamWorks Animation SKG, Inc., The Estée Lauder Companies Inc. and Starbucks Corporation. She also serves on the Investment Company Institute’s Board of Governors and as a director of various professional and civic organizations. Additionally, Mellody is a regular financial contributor for ABC’s Good Morning America and World News Tonight.

Christopher G. Kennedy

Chris is President of Merchandise Mart Properties, Inc. which manages many prime properties including The Merchandise Mart in Chicago. He is also the Executive Officer of Vornado Realty Trust, a publicly traded real estate investment trust. Chris earned his BA from Boston College and his MBA from the J.L. Kellogg Graduate School of Management at Northwestern University. Chris serves on a variety of civic and corporate boards, including Interface, Inc.

Merrillyn J. Kosier

Merrillyn is Executive Vice President and Director of Mutual Fund Marketing and Investor Services at Ariel Capital Management, LLC. She spearheads public relations, advertising, branding and shareholder communications for the Funds. Merrillyn earned a BBA in Marketing from Andrews University and an MBA from Loyola University Chicago, where she serves on the Advisory Board for the School of Business Administration. Additionally, she is the Vice Chairman of the Mutual Fund Education Alliance.

John W. Rogers, Jr.

John is the Founder, Chairman and CEO of Ariel Capital Management, LLC. As the firm’s Chief Investment Officer, he manages Ariel’s small and mid-cap portfolios. John received an AB in Economics from Princeton University. He serves on the boards of Aon Corp., Bally Total Fitness Holding Corp., Exelon Corp. and McDonald’s Corp. John is also actively involved in various local and national nonprofit organizations.

19

Use this form ONLY if you are an existing Ariel shareholder and invest directly with us. If you invest in the Ariel Mutual Funds through a financial intermediary, like Charles Schwab or Fidelity, please contact them directly to add Ariel Focus Fund to your account or retirement plan. Should you have any questions about how to become an Ariel Focus Fund investor, please contact one of our Investment Specialists at 800-292-7435, Option 4. We will be delighted to assist you.

ARIEL FOCUS FUND APPLICATION

Complete this form to add Ariel Focus Fund to your existing Ariel Mutual Funds account. Mail it to Ariel Mutual Funds, P.O. Box 219121, Kansas City, MO, 64121-9121.

PLEASE PRINT ALL ITEMS EXCEPT SIGNATURE(S).

1	INVESTOR INFORMATION

Specify the type of account:

☐ INDIVIDUAL		☐ JOINT	☐ IRA (Indicate contribution year ☐ 2005 ☐ 2006)

Your Ariel Mutual Funds Account Number
(required)

Registrant

	First Name	MI	Last Name

Social Security Number

Joint Registrant (if applicable)

	First Name	MI	Last Name

Social Security Number

2	ARIEL FOCUS FUND INVESTMENT AMOUNT

Total Dollars Invested $

Note: There is a $1,000 minimum investment for Regular Accounts and a $250 minimum investment for IRAs. Please make checks payable to Ariel Mutual Funds.

3	ARIEL FOCUS FUND AUTOMATIC INVESTMENT PROGRAM

Indicate which month you would like to begin and the day of the month you would like transfers to be made. If you do not designate a specific day, your money will be transferred on the 5th day of every month.

☐ Check this box to invest from your bank account of record.

☐ Check this box to invest from your paycheck and we will provide you instructions for this service.

Amount to be Invested		Month to Begin

$			day of month
($50 minimum per month)

4	SIGNATURE OF INVESTOR (Joint accounts require both signatures.)

Signature of Individual			Date

Signature of Joint Registrant, if applicable			Date

FOCUS APP/TPI 02/06

Slow and Steady Wins the Race

Ariel Investment Trust
P.O. Box 219121
Kansas City, Missouri 64121-9121
800-292-7435
arielmutualfunds.com	TPI 2/06

Ariel Focus Fund

Quarterly Report

December 31, 2005

Ariel Focus Fund is a non-diversified fund and therefore may be subject to greater volatility than a more diversified investment. The performance of Ariel Focus Fund may differ from that of Ariel Fund or Ariel Appreciation Fund due to its status as a non-diversified fund and its different portfolio managers.

Investing in small and mid-cap stocks is more risky and more volatile than investing in large cap stocks. All performance assumes reinvestment of dividends and capital gains. Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by visiting our web site, arielmutualfunds.com.

The information provided in this report is not reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security.

Investors should consider carefully the investment objectives, risks, management fees, and charges and expenses before investing. For a current prospectus which contains this and other information, call 800-292-7435 or visit our web site at arielmutualfunds.com. Please read it carefully before investing or sending money. ©February 2006, Ariel Distributors, Inc., 200 East Randolph Drive, Chicago, IL 60601.

Ariel Investment Trust

P.O. Box 219121

Kansas City, Missouri 64121-9121

800-292-7435

arielmutualfunds.com

800-292-7435

Ariel Focus Fund Performance Summary	Inception: June 30, 2005

About the Fund

Ariel Focus Fund seeks long-tem capital appreciation by investing in undervalued companies in consistent industries that show strong potential for growth. The Fund looks for issuers that provide quality products or services. To capture anticipated growth, the Fund holds investments for a relatively long period—usually two to five years. The Fund invests primarily in companies with market capitalizations in excess of $10 billion at the time of initial purchase. Ariel Focus Fund is a non-diversified fund and generally will hold 20 securities.

Composition of Equity Holdings

	Ariel Focus Fund†	Russell 1000 Value Index	S&P 500 Index
Consumer Discretionary & Services	45.9%	8.6%	11.9%
Financial Services	20.2%	37.5%	22.3%
Health Care	14.2%	6.6%	13.1%
Other	9.3%	2.5%	5.1%
Autos & Transportation	5.7%	2.2%	2.4%
Technology	4.7%	4.8%	13.6%
Utilities	0.0%	12.5%	6.9%
Integrated Oils	0.0%	10.1%	5.6%
Consumer Staples	0.0%	4.8%	7.7%
Materials & Processing	0.0%	4.7%	3.4%
Other Energy	0.0%	3.5%	3.6%
Producer Durables	0.0%	2.1%	4.3%

†    Sector weightings are calculated based on equity holdings in the Fund and exclude cash in order to make a relevant comparison to the indexes.

Portfolio Composition

Equity	93.6%
Cash & Other	6.4%

Total Returns as of Dec. 31, 2005 (assumes reinvestment of dividends and capital gains)*

	1 Month	Quarter	Life of Fund
Ariel Focus Fund	1.19%	3.32%	5.70%
Russell 1000 Value Index	0.60%	1.27%	4.54%
S&P 500 Index	0.03%	2.09%	5.03%

Returns are not annualized.

Past performance does not guarantee future results.

The Value of a $10,000 Investment in Ariel Focus Fund

	Ariel Focus Fund	Russell 1000 Value	S&P 500
07/31/05	10,290.00	10,224.70	10,298.40
08/31/05	10,230.00	10,180.23	10,204.28
09/30/05	10,230.00	10,323.17	10,287.04
12/31/05	10,569.55	10,453.79	10,502.98

Top Ten Holdings

1	Pfizer Inc
Pharmaceutical company

2	Hewitt Associates, Inc.
Human resources outsourcing and consulting firm

3	IMS Health Inc.
Leading provider of health care data

4	Accenture Ltd
Information and technology consultant

5	H&R Block, Inc.
Tax services provider

6	Toyota Motor Corp.
Global auto manufacturer

7	Tribune Co.
Publishing and broadcasting company

8	Johnson Controls, Inc.
Provider of automotive and control systems and facilities management services

9	Cendant Corp.
Global provider of consumer and business services

10	Carnival Corp.
Worldwide cruise company

*    The performance table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Russell 1000 Value Index measures the performance of large-sized value-oriented companies with lower price-to-earnings ratios. The S&P 500 is a broad market-weighted index dominated by large cap stocks. All indexes are unmanaged, and an investor cannot invest directly in an index.

Ariel Focus Fund is a non-diversified fund and therefore may be subject to greater volatility than a more diversified investment. The performance of Ariel Focus Fund may differ from that of Ariel Fund or Ariel Appreciation Fund due to its status as a non-diversified fund and its different portfolio managers.

ARIELMUTUALFUNDS.COM

2

Ariel Focus Fund Schedule of Investments	December 31, 2005 (Unaudited)

Number of Shares	COMMON STOCKS-93.56%	Cost	Market Value

	Auto & Transportation—5.35%
6,000	Toyota Motor Corp., ADR	$432,925	$627,720

	Consumer Discretionary & Services—42.92%
24,600	Accenture Ltd, Class A	572,629	710,202
5,800	Black & Decker Corp.	509,791	504,368
10,200	Carnival Corp.	493,157	545,394
32,100	Cendant Corp.	677,665	553,725
18,600	Gap Inc.	316,793	328,104
29,100	Hewitt Associates, Inc., Class A *	788,480	815,091
5,400	Omnicom Group Inc.	435,150	459,702
19,000	Tribune Co.	672,821	574,940
11,600	Wal-Mart Stores, Inc.	511,664	542,880
		4,978,150	5,034,406
	Financial Services—18.87%
10,700	Citigroup Inc.	493,163	519,271
27,800	H&R Block, Inc.	749,493	682,490
12,200	JPMorgan Chase & Co.	429,684	484,218
9,300	Morgan Stanley	503,143	527,682
		2,175,483	2,213,661
	Health Care—13.28%
28,800	IMS Health Inc.	671,877	717,696
36,000	Pfizer Inc	947,838	839,520
		1,619,715	1,557,216
	Other—8.73%
160	Berkshire Hathaway, Inc., Class B *	466,112	469,680
7,600	Johnson Controls, Inc.	429,443	554,116
		895,555	1,023,796
	Technology—4.41%
6,300	International Business Machines Corp.	492,248	517,860

	Total Common Stocks	10,594,076	10,974,659

Principal Amount	REPURCHASE AGREEMENT—6.41%	Cost	Market Value

$751,912	State Street Bank and Trust Co., 3.40%, dated 12/30/2005, due 1/3/2006, repurchase price $752,196, (collateralized by U.S. Treasury Bond, 3.625%, due 6/30/2007)	751,912	751,912
	Total Investments—99.97%	$11,345,988	11,726,571
	Other Assets less Liabilities—0.03%		3,128
	NET ASSETS—100.00%		$11,729,699

*      Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

QUARTERLY REPORT DECEMBER 31, 2005

3

Notes to Schedules of Investments	December 31, 2005 (Unaudited)

Note One | Organization

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Ariel Focus Fund (the “Fund”) is a non-diversified series of the Trust that seeks long-term capital appreciation.

Note Two | Significant Accounting Policies

The following is a summary of significant policies related to investments of the Funds held at December 31, 2005.

Investment Valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask price. Debt obligations having a maturity of 60 days or less are valued at amortized cost which approximates market value. Debt securities with maturities over 60 days are valued at the yield equivalent as obtained from a pricing service or one or more market makers for such securities. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Repurchase Agreements – The Fund may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.

4

Board of Trustees

Bert N. Mitchell, CPA (Independent Chairman)

Bert is Chairman and CEO of Mitchell & Titus, LLP, the nation’s largest African American-owned accounting firm. He holds BBA, MBA and Honorary Doctorate degrees from the Baruch College of the City University of New York. Bert is also a graduate of the Owner-President Management Program of the Harvard Business School. He serves on the board of BJ’s Wholesale Club, Inc.

Mario L. Baeza, Esq.

Mario is Chairman and CEO of The Baeza Group, LLC and Baeza & Co., LLC, an investment firm specializing in private equities aimed at the U.S. Hispanic market and hedge funds anchored in global macro strategies. He is also Chairman of TCW/Latin America Partners, LLC, a private equity capital firm. Mario received a BA from Cornell University and a JD from Harvard Law School. He serves on the board of Air Products and Chemicals, Inc., Tommy Hilfiger Corp. as well as various nonprofit organizations.

James W. Compton

Jim serves as President and CEO of the Chicago Urban League and the Chicago Urban League Development Corporation, which have worked to eliminate racial discrimination and segregation since 1916. He holds a BA from Morehouse College. Jim is actively involved in local civic organizations and also serves on the board of directors of Seaway National Bank of Chicago.

William C. Dietrich

Bill serves as the Co-Executive Director of the Shalem Institute for Spiritual Formation, Inc., an internationally known ecumenical training institute for contemplative living founded in 1973. He holds a BS from Georgetown University.

Royce N. Flippin, Jr.

Royce is President of Flippin Associates, a consulting firm for the public and private sectors. Formerly, he was director of athletics at Princeton University and director of both athletics and program advancement for the Massachusetts Institute of Technology. He earned his AB from Princeton University and an MBA from Harvard Business School. Royce is on the board of EVCI Career Colleges Holding Corp. as well as several nonprofit institutions.

John G. Guffey, Jr.

John is the President of Aurora Press, Inc., a publisher of trade paperback books. Formerly, John served as Director and Treasurer of Silby Guffey & Co., Inc., a venture capital firm. He earned a BS from the University of Pennsylvania’s Wharton School. John holds directorships with various nonprofit organizations. He is also a founder of Calvert Group, Ltd and a trustee of various Calvert mutual funds.

Mellody Hobson

As President of Ariel Capital Management, LLC, Mellody is responsible for firmwide management and strategic planning. She joined Ariel after graduating from Princeton University’s Woodrow Wilson School. Mellody is a board member of DreamWorks Animation SKG, Inc., The Estée Lauder Companies Inc. and Starbucks Corporation. She also serves on the Investment Company Institute’s Board of Governors and as a director of various professional and civic organizations. Additionally, Mellody is a regular financial contributor for ABC’s Good Morning America and World News Tonight.

Christopher G. Kennedy

Chris is President of Merchandise Mart Properties, Inc. which manages many prime properties including The Merchandise Mart in Chicago. He is also the Executive Officer of Vornado Realty Trust, a publicly traded real estate investment trust. Chris earned his BA from Boston College and his MBA from the J.L. Kellogg Graduate School of Management at Northwestern University. Chris serves on a variety of civic and corporate boards, including Interface, Inc.

Merrillyn J. Kosier

Merrillyn is Executive Vice President and Director of Mutual Fund Marketing and Investor Services at Ariel Capital Management, LLC. She spearheads public relations, advertising, branding and shareholder communications for the Funds. Merrillyn earned a BBA in Marketing from Andrews University and an MBA from Loyola University Chicago, where she serves on the Advisory Board for the School of Business Administration. Additionally, she is the Vice Chairman of the Mutual Fund Education Alliance.

John W. Rogers, Jr.

John is the Founder, Chairman and CEO of Ariel Capital Management, LLC. As the firm’s Chief Investment Officer, he manages Ariel’s small and mid-cap portfolios. John received an AB in Economics from Princeton University. He serves on the boards of Aon Corp., Bally Total Fitness Holding Corp., Exelon Corp. and McDonald’s Corp. John is also actively involved in various local and national nonprofit organizations.

5

Slow and steady
and completely focused.

Ariel Investment Trust
P.O. Box 219121
Kansas City, Missouri 64121-9121
800-292-7435
arielmutualfunds.com	FOCUS 2/06

6

Following is the web version of the Ariel Fund/Ariel Appreciation Fund Quarterly report.

New!

Introducing Ariel Focus Fund

Ariel Mutual Funds is excited to announce the newest addition to our fund family—Ariel Focus Fund. Managed with the same patient investment philosophy as our flagship Ariel Fund and its counterpart Ariel Appreciation Fund, Ariel Focus Fund provides you with a mid/large cap value investment option. Ariel Focus Fund owns a limited number of stocks—companies we know very well. The Fund is co-managed by Ariel Capital Management’s Vice Chairman, Charlie Bobrinskoy, and Tim Fidler, our Director of Research. To learn more about the Fund and hear a web cast conversation with Charlie and Tim—log on to arielmutualfunds.com. To become an investor, call an Ariel Investment Specialist at 800-292-7435. We hope to welcome you soon as an Ariel Focus Fund shareholder.

Ariel Focus Fund is a non-diversified fund and therefore may be subject to greater volatility than a more diversified investment. The performance of Ariel Focus Fund may differ from that of Ariel Fund and Ariel Appreciation Fund due to its status as a non-diversified fund and its different investment objective and portfolio managers.

Turtle Talk What’s Making News at Ariel

Ariel Focus Fund is a mid/large cap portfolio investing in a concentrated number of companies—generally 20 stocks. The core of Ariel Focus Fund consists of names you will recognize from our existing holdings.  In addition, we have added new ideas, like IBM and JPMorgan Chase, that we believe offer investors great opportunity. As with all the Ariel Mutual Funds, this new portfolio will be managed under Ariel’s time-tested, patient investing philosophy. Ariel Focus Fund simply enables us to apply Ariel’s distinctive investment approach across a broader spectrum of the market in a focused and exciting new way for our shareholders. If you turn to page 4, you will find more information about the Fund’s portfolio managers. We hope you will consider Ariel Focus Fund for your investment portfolio.

Ariel Fund now available in a new 529 plan

Ariel Fund is available to investors through the Bright Directions College Savings Program, a 529 plan offered by the State of Illinois. This new program is open to both Illinois and out-of-state residents. As you may know, a college savings program resembles a 401(k) plan—you choose from an array of investment options, contribute to them over time and get tax benefits. Not only do your earnings grow tax-free, but your withdrawals are also tax-free if they are used for qualified education expenses ranging from tuition to books. For more information about the Bright Directions College Savings Program, please contact your financial advisor or visit www.brightdirections.com.

Investing in small and mid-cap stocks is more risky and more volatile than investing in large cap stocks. All performance assumes reinvestment of dividends and capital gains. Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by visiting our web site, arielmutualfunds.com.

This report candidly discusses a number of individual companies. Our opinions are current as of the date of this report but are subject to change. The information provided in this report is not reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security. As of 12/31/05, IBM comprised 4.4% and JPMorgan Chase 4.1% of Ariel Focus Fund and the Fund held 19 securities. You should obtain personal advice from qualified professionals regarding the rules for 529 plans in your state before making any investment. Tax benefits vary by state and by 529 plan. This should not be considered legal or tax advice.

Investors should consider carefully the investment objectives, risks, management fees, charges and expenses before investing. For a current prospectus which contains this and other information, call 800-292-7435 or visit our web site at arielmutualfunds.com. Please read it carefully before investing or sending money.  ©February 2006, Ariel Distributors, Inc., 200 East Randolph Drive, Chicago, IL 60601.

DECEMBER 31, 2005	SLOW AND STEADY WINS THE RACE

“We are placing our bets on the tried-and-true, quality companies that have sat out this rally.
These portfolio holdings are well-equipped to deliver consistent, predictable earnings which will be increasingly important in the inflationary environment that lies ahead.”

Dear Fellow Shareholder: For the fourth quarter ended December 31, 2005, the small-to-mid sized companies comprising Ariel Fund fell -1.63%. During this same three month period, the Fund’s primary benchmark, the Russell 2500 Value Index, managed to eke out a slight +0.92% gain. Although Ariel Fund benefited from strong performance in some of our most contrarian picks—particularly our financial services issues—we were not able to overcome difficulties in the consumer area which has the distinction of being the second worst performer of all of the market sectors for the year. For most of 2005, the high quality consumer names we favor were in the doldrums. This was especially true of our media-related holdings which largely explains our seemingly tepid +0.93% twelve-month return. Meanwhile, the volatile and unpredictable energy-related sectors that we consciously avoid shot the lights out, significantly contributing to the Russell 2500 Value Index’s +7.74% one-year rise.

Interestingly, Ariel Appreciation Fund managed a better fourth quarter result. For the three months ended December 31, 2005, the Fund’s mid-cap holdings recorded a +1.54% gain while the Russell Midcap Value Index rose +1.34%. During the period, Ariel Appreciation Fund was also boosted by contrarian plays in the financial services area. Unfortunately, a relatively good fourth quarter could not make up for the prior three during which the Fund’s media-related names also suffered and our purposeful avoidance of the boom and bust energy sector negatively impacted our relative returns. As a result, Ariel Appreciation Fund’s +2.92% gain in 2005 lagged the Russell Midcap Value Index’s startling +12.65% rise.

In such red hot markets, our conservatively positioned portfolios do not keep up when aggressive issues boom. Conversely, when these same sizzlers go cold in the bear markets that inevitably follow, our high quality, slow and steady eddies are generally insulated from the wreckage—including the tough market we see ahead. So despite our relatively sluggish short-term results, we feel our patient portfolios are oriented to outperform over the long haul. Our discipline has been rewarded as shown by our Funds’ ten-year returns. Ariel Fund and Ariel Appreciation Fund posted +14.39% and +13.99% respectively over the last ten years, beating the Russell 2500 Value Index’s gain of +13.89% as well as the Russell Midcap Value Index’s +13.65% return.

Right now, we find ourselves in the very same boat as a number of respected value managers. To this point, we were struck by a January Wall Street Journal article entitled, “Fund Stars Don’t Like This Ride,” which contrasted the

ARIELMUTUALFUNDS.COM

recent performance difficulties of a number of seasoned investment managers against their exemplary ten-year records. In the piece, the author emphasizes that “...top managers generally don’t change their fundamental strategies given mediocre short-term results...” We wholeheartedly agree and take solace in knowing we are not alone.

“... as card-carrying contrarians,
we think investors are in for
a rough ride in the year ahead.”

Warning: Inflation Ahead

The New Year is typically a time when hopes run highest. The onset of 2006 is proving no exception. Take Investors Intelligence, the seismograph of market sentiment, whose recent readings show Wall Street exuberance at heady levels. Bulls outrank bears almost three to one. Despite the rampant optimism that abounds, as card-carrying contrarians, we think investors are in for a rough ride in the year ahead.

Looking around, inflationary pressures are everywhere. Oil is the most obvious example—it’s back at $68 a barrel, its highest level in four months. Sugar and copper are soaring—and gold recently hit a 24-year record at $543 an ounce. Natural gas increased a whopping 122% in just one year and housing prices have risen 44% in the last four. Even the prices of mundane, everyday products from beer to bleach are on the rise. For example, this fall, Clorox (NYSE: CLX) announced an 8% price hike in its core bleach and GLAD® brand bags. The U.S. Postal Service even got in its two cents. Wages are also up which of course puts a damper on corporate profits.

Such inflation fears have led the Federal Reserve to continue its measured interest rate march. Alan Greenspan doled out 13 hikes in just 18 months. The Fed Funds rate now stands at 4.25%—up from a 46-year low of 1% just a year and a half ago. Though many now assume these increases are over, there are no guarantees—and personally, we think interest rates will rise more than people expect. Don’t forget, regardless of the Fed’s intentions, inflationary pressures can also lead interest rates up. That is exactly what we think could happen. We all know higher rates are bad for stocks. They penalize corporate earnings, crimp consumer spending and pump up bond and money market yields which makes them more attractive. Right now, the average return on a money market fund is +3.71%—not bad for no risk.

Beyond basic economics, it is worth noting that the market has already had a tremendous move. The Russell Midcap Value Index has posted a spectacular +20.3% annualized return since the bull began its run back in September 2002. With that eye-popping rise, the index ranks in the first percentile versus all other benchmarks and active managers for the period as tracked by market researcher, INDATA. The S&P 500 isn’t exactly limping along either. It just reached a 4 1/2 year high. Even the Dow Jones can’t be counted out after just crossing 11,000 again—a level it hasn’t seen since June 2001.

“... despite our relatively sluggish
short-term results, we feel our
patient portfolios are oriented to
outperform over the long haul.”

This all sounds wonderful, but the last time we checked, trees don’t grow to the sky. As value investors and perennially patient ones, we are strong believers in regressions to the mean. It is for precisely this reason that we are

QUARTERLY REPORT   DECEMBER 31, 2005

placing our bets on the tried-and-true, quality companies that have sat out this rally. These portfolio holdings are well-equipped to deliver consistent, predictable earnings which will be increasingly important in the inflationary environment that lies ahead.

Portfolio Comings and Goings

During the quarter, we eliminated four positions in Ariel Fund in order to raise cash to re-deploy dollars into existing holdings. Specifically, we exited S&T Bancorp, Inc. (NASDAQ: STBA); Littelfuse, Inc. (NASDAQ: LFUS); Journal Register Co. (NYSE: JRC) and Waddell & Reed Financial, Inc. (NYSE: WDR). Meanwhile, Ariel Appreciation Fund parted with Certegy Inc. (NYSE: CEY) on the good news of the company’s pending merger with Fidelity National Financial, Inc. (NYSE: FNF) as well as St. Paul Travelers Companies, Inc. (NYSE: STA) to pursue other compelling opportunities. No new stocks were added to either Fund during the period.

As always, we appreciate the opportunity to serve you and welcome any questions or comments you might have. You can contact us directly at email@arielmutualfunds.com.

Sincerely,

John W. Rogers, Jr.	Mellody Hobson
Chairman and CEO	President

We are excited about Ariel Focus Fund, our newest offering which is co-managed by our firm’s Vice Chairman, Charlie Bobrinskoy, and our Director of Research, Tim Fidler. Both play an integral role in our investment process. As you may know, Charlie oversees our Investment and Trading Team, while Tim supervises our Research Analysts with ultimate responsibility for all of our proprietary research.

A founding investor in our firm, Charlie brings more than 21 years of investment banking experience from Salomon Brothers and its successor company, Citigroup, where he was a Managing Director and Head of North American Investment Banking Branch Offices. Tim has over 13 of years of research and portfolio management experience. He began his career at Morgan Stanley as a Research Analyst and Portfolio Manager working on U.S. value management teams. As our Director of Research, Tim has spent almost seven years executing against Ariel’s disciplined investment process and fostering an environment where our analysts are encouraged to challenge conventional wisdom and uncover opportunities often missed by others. We are excited to have Charlie and Tim at the helm of this new Fund.

800-292-7435

Featured Company

INVESTORS

FINANCIAL SERVICES CORP.

Investors Financial Services Corp. (NASDAQ: IFIN)
200 Clarendon Street

Boston, MA 02116

617-937-6700
www.investorsbnk.com

Firm Overview

Investors Financial Services Corp. provides administrative and back-office services to asset managers such as mutual fund complexes, banks, endowments, insurance companies and employee benefit plans. We initiated our position in the company last July, after the stock price fell on several concerns including uncertainty over returns from its bond investments; doubts whether a major contract with Barclays Global Investors would be renewed (it was in January), and a general lack of communication with the investment community. In our view, these are legitimate but short-term issues. We believe Investors Financial represents a quality company with a strong franchise and significant growth potential. Additionally, the company boasts one of the strongest earnings per share growth rates in its sector. When the company uncharacteristically missed 2005 second quarter earnings, we saw an opportunity to buy a great stock at a compelling value.

Strong Competitive Position

Through its best-in-class customer service, effective cross-selling to existing customers and consistent investment in technology, Investors Financial has established a reputation as a premier asset servicing specialist focusing on high-touch customer service and individualized attention. A key component of its customer servicing is that each client is assigned a team of operational professionals in addition to a client manager. This customer focused strategy is working—last year, Investors Financial was rated Best Global Custodian by Global Investor magazine. The company also sets itself apart through its commitment to technological innovation. For example, Investors Financial has developed a proprietary technology platform called FACTS (Fund Accounting and Custody Tracking System) which enables it to integrate all of its service offerings and create cost efficiencies for clients.

Overlooked Market Niche

Relative to its primary competitors, Investors Financial is a much smaller firm—a characteristic it uses to its advantage. While bigger competitors target large-scale international contracts, Investors Financial can more easily win less sought after business from mid-market U.S. asset managers. The company has also benefited by growing along with its clients. For example, in 2001, Investors Financial became a domestic Exchange Traded Fund (ETF) trustee for Barclays Global Investors, signing one of the largest outsourcing contracts in the industry. Today, Barclays is the world’s largest manager of Exchange Traded Funds. In our view, the ETF business is a fast-growing segment of the mutual fund industry and Investors Financial’s relationship with Barclays is a valuable competitive advantage

As of December 31, 2005, the company’s stock traded at $36.83, a 25% discount to our $49 estimate of the firm’s intrinsic worth.

Company Updates

Brady Corporation (NYSE: BRC)

6555 W. Good Hope Road
Milwaukee, WI 53223
800-541-1686
www.bradycorp.com

Brady Corporation is a global manufacturer of industrial identification and specialty coated products that help customers improve safety, security, productivity and performance. More specifically, the company makes 50,000 products ranging from labels and safety signs designed to withstand extreme temperatures; to lockout devices to prevent equipment from being used inappropriately; to software programs that enable consumers to produce customized labels and signs in-house.

Since its founding in 1914, Brady has directed a significant amount of time and money towards understanding the capabilities and tolerances of industrial materials under various hazardous conditions. As a result, Brady has amassed valuable product intelligence, affording the company a distinct competitive advantage. In a highly fragmented market, many competitors are smaller private firms, unable to effectively compete with Brady’s scale, technology and extensive research and development efforts.

We continue to be impressed by management’s discipline and focus. Over the past few years, Brady has improved operational efficiencies and capital allocation. Additionally, the company’s acquisition strategy has created important synergies, boosted margins and improved the bottom line. Last November, Brady announced significantly better-than-expected operational results and increased 2006 sales projections. As of December 31, 2005, the stock traded at $36.18, a 9% discount to our $40 estimate of private market value.

Janus Capital Group Inc. (NYSE: JNS)

151 Detroit Street
Denver, CO 80206
303-333-3863
www.janus.com

Janus is a leading growth equity manager with nearly $150 billion in assets under management. Our position in Janus is a classic example of our contrarian nature.

In our view, Janus has resolved past regulatory issues, strengthened management and improved investment performance. President Gary Black, recently promoted to CEO, is a disciplined leader and a highly regarded analyst who is instilling a quality stock-picking culture at the company. More importantly, he is making bold moves to strengthen investor value. Most visibly, he is restructuring Janus’s compensation to reward performance and better align portfolio management interests with those of its shareholders. Until recently, the investor community did not give Janus enough credit for positive strides or the company’s strong performance. The company’s focus and discipline is making traction—as of December 31, 2005, approximately 70% of Janus’s core fund family ranked in the top half of their Lipper peer groups for total return on a one-year basis, and five of those funds ranked in the top 5% on a one-year total return basis. We also view recent asset growth as a positive indicator of future momentum.

With improving performance and a rebound in growth investing in the second half of 2005, we believe Janus is well-positioned for the future. As of December 31, 2005, the stock traded at $18.63 per share—11% below our private market value estimate of $21.

Pitney Bowes Inc. (NYSE: PBI)
1 Elmcroft Road
Stamford, CT 06926-0700
800-672-6937
www.pb.com

Pitney Bowes began in 1920 as a small postage meter company, and today is a diversified leader in mail and document management services helping over 2 million businesses worldwide. The company provides complete mailroom outsourcing; offers software for high-volume mailers and manufactures mail-related equipment. In fact, Pitney Bowes helps in Ariel’s mailroom and continues to expand its offerings to our firm.

In our view, Wall Street has penalized Pitney Bowes for what it considers lackluster growth. We see a thoughtful company taking disciplined steps to build its business. Over the last five years, Pitney Bowes has transformed its operations through niche acquisitions enabling it to build expertise in faster-growing areas adjacent to its core mail-related roots. Pitney Bowes also has made important investments in India and China—geographies rich in untapped opportunity. We believe one of the company’s competitive advantages is management’s understanding of the modern office and the future of the global “mailstream.”

Pitney Bowes has a track record of consistent results, which has not happened by accident. The company has thoughtful leadership, a solid balance sheet and strong franchise characteristics—including a dominant market share in postal meters (80% in the U.S. and over 60% worldwide) and recurring revenues from outsourcing contracts. As of December 31, 2005, Pitney Bowes’ stock price was $42.25, a 27% discount to our $58 estimate of private market value.

Radio One, Inc. (NASDAQ: ROIAK)
5900 Princess Garden Parkway, 7th Floor

Lanham, MD 20706

301-306-1111

www.radio-one.com

Radio One is the country’s largest radio broadcaster primarily targeting African American audiences. The company owns or operates 69 radio stations across 22 markets, reaching 13 million listeners each week. Working with Comcast, DIRECTV and a few other investors, Radio One launched TV One in 2004, an African American focused cable and satellite network. Last February, the company acquired controlling interest in Reach Media which operates the Tom Joyner Morning Show, hosted by one of the country’s leading radio personalities. This acquisition provides access to new markets as well as national advertisers and innovative programming.

Over the past two years, Radio One’s stock price has been impacted negatively by a slowdown in advertising along with investor concern that satellite radio and Apple’s iPod could steal listeners away from traditional local radio. Additionally, Wall Street is skeptical about the company’s recent diversification. In our view, ventures into cable and television provide additional channels for Radio One to serve its core constituencies.

With seasoned leadership and a deep understanding of urban listeners, we believe Radio One is well-positioned for the future. Additionally, for the first time in its history, the company is buying back shares—a visible commitment to shareholders. As of December 31, 2005, the stock traded at $10.35, a 44% discount to our $18 estimate of intrinsic worth.

Slow and steady

and completely
focused.

Ariel Fund Performance Summary	Inception: November 6, 1986

About the Fund

Ariel Fund seeks long-term capital appreciation by investing in undervalued companies in consistent industries that show strong potential for growth. The Fund looks for issuers that provide quality products or services. To capture anticipated growth, the Fund holds investments for a relatively long period—usually two to five years. The Fund primarily invests in companies with market capitalizations between $1 billion and $5 billion at the time of initial purchase (effective February 1, 2006).

Composition of Equity Holdings

		Russell
		2500	S&P
	Ariel	Value	500
	Fund†	Index	Index
Financial Services	33.8%	34.5%	22.3%
Consumer Discretionary & Services	32.5%	12.7%	11.9%
Health Care	9.8%	4.0%	13.1%
Producer Durables	9.6%	6.0%	4.3%
Materials & Processing	5.0%	11.7%	3.4%
Technology	4.7%	9.1%	13.6%
Consumer Staples	4.6%	2.9%	7.7%
Utilities	0.0%	10.6%	6.9%
Other Energy	0.0%	4.3%	3.6%
Autos & Transportation	0.0%	3.2%	2.4%
Other	0.0%	1.0%	5.1%
Integrated Oils	0.0%	0.0%	5.6%

†      Sector weightings are calculated based on equity holdings in the Fund and exclude cash in order to make a relevant comparison to the indexes.

Portfolio Composition

Equity	99.3%
Cash & Other	0.7%

Average Annual Total Returns as of Dec. 31, 2005 (assumes reinvestment of dividends and capital gains)*

	4th Quarter	1 Year	3Year	5 Year	10 Year	Life of Fund

Ariel Fund	-1.63%	+0.93%	+16.38%	+11.29%	+14.39%	+13.71%

Russell 2500 Value Index	+0.92%	+7.74%	+23.82%	+13.43%	+13.89%	+13.39%

Russell 2500 Index	+1.81%	+8.11%	+23.00%	+9.14%	+11.53%	+12.11%

S&P 500 Index	+2.09%	+4.91%	+14.39%	+0.54%	+9.07%	+11.40%

Past performance does not guarantee future results.

The Value of a $10,000 Investment in Ariel Fund

	Ariel Fund	S&P 500 Index	Russell 2500 Value Index
12/31/86	10,203.34	9,849.14	9,757.21
12/31/87	11,366.66	10,366.28	9,280.88
12/31/88	15,904.93	12,087.73	11,848.48
12/31/89	19,899.53	15,915.90	13,648.48
12/31/90	16,699.20	15,423.56	11,274.30
12/31/91	22,163.48	20,122.48	15,857.34
12/31/92	24,763.24	21,655.05	19,805.75
12/31/93	26,923.69	23,833.31	23,628.92
12/31/94	25,786.49	24,148.07	23,320.19
12/31/95	30,561.55	33,222.55	30,260.17
12/31/96	37,747.23	40,850.63	36,979.59
12/31/97	51,502.24	54,481.09	49,217.91
12/31/98	56,594.61	70,050.86	48,271.52
12/31/99	53,334.92	84,799.63	48,992.08
12/31/00	68,676.69	77,060.99	59,176.19
12/31/01	78,437.89	67,904.45	64,939.75
12/31/02	74,371.34	52,897.99	58,527.14
12/31/03	95,222.33	68,071.28	84,823.99
12/31/04	116,142.72	75,476.54	103,125.18
12/31/05	117,218.42	79,192.48	111,106.16

Top Ten Holdings

1	Hewitt Associates, Inc.
Human resources outsourcing and consulting firm

2	HCC Insurance Holdings, Inc.
Global provider of specialized property and casualty insurance

3	Markel Corp.
Specialty insurance provider

4	ARAMARK Corp.
Global provider of outsourcing services

5	Janus Capital Group Inc.
Mutual fund manager

6	Career Education Corp.
For-profit education provider

7	Jones Lang LaSalle Inc.
Real estate services and money management firm

8	Investors Financial Services Corp.
Provider of asset administration services

9	IDEX Corp.
Industrial product manufacturer

10	Assured Guaranty Ltd.
Financial guarantor

*    The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Russell 2500 Value Index measures the performance of small and mid-sized, value-oriented companies with lower price-to-earnings ratios. The Russell 2500 Index measures the performance of small and mid-sized companies. The S&P 500 is a broad market-weighted index dominated by large cap stocks. All indexes are unmanaged, and an investor cannot invest directly in an index. Total return does not reflect a maximum 4.75% sales load charged prior to 7/15/94.

Ariel Fund Schedule of Investments

Number of Shares	COMMON STOCKS—99.34%	Cost	Market Value

	Consumer Discretionary & Services—32.29%
3,407,075	American Greetings Corp., Class A	$46,101,113	$74,853,438
5,972,875	ARAMARK Corp., Class B	157,367,239	165,926,467
3,370,108	Bob Evans Farms, Inc. ††	74,133,946	77,714,690
4,506,550	Career Education Corp. *	165,410,138	151,960,866
2,165,300	DeVry Inc. *	39,650,933	43,306,000
3,053,200	Harte-Hanks, Inc.	71,147,624	80,573,948
6,473,400	Hasbro, Inc.	106,787,492	130,633,212
6,902,650	Hewitt Associates, Inc., Class A * ††	180,296,528	193,343,227
14,016,500	Interpublic Group of Cos., Inc. *	172,037,124	135,259,225
2,530,400	Lee Enterprises, Inc.	88,206,203	93,397,064
801,200	Matthews International Corp., Class A	17,354,553	29,171,692
1,473,500	McClatchy Co., Class A	92,908,607	87,083,850
7,087,500	Radio One, Inc., Class D *	94,918,711	73,355,625
7,195,900	ServiceMaster Co.	83,882,767	85,991,005
3,269,750	Valassis Communications, Inc. * ††	97,471,899	95,051,633
		1,487,674,877	1,517,621,942
	Consumer Staples—4.60%
2,129,153	J.M. Smucker Co.	85,300,800	93,682,732
3,954,400	McCormick & Co., Inc.	106,448,230	122,270,048
		191,749,030	215,952,780
	Financial Services—33.58%
1,982,100	A.G. Edwards, Inc.	69,247,985	92,881,206
5,359,850	Assured Guaranty Ltd. ††	114,126,438	136,086,591
1,197,300	Certegy Inc.	39,339,487	48,562,488
1,874,150	Chittenden Corp.	51,720,954	52,120,111
1,769,575	Greater Bay Bancorp	50,164,576	45,336,512
6,158,100	HCC Insurance Holdings, Inc. ††	125,447,925	182,772,408
3,918,975	Horace Mann Educators Corp. ††	73,247,930	74,303,766
3,891,800	Investors Financial Services Corp. ††	137,348,380	143,334,994
8,248,300	Janus Capital Group Inc.	113,961,887	153,665,829
3,008,900	Jones Lang LaSalle Inc. ††	64,325,682	151,498,115
559,325	Markel Corp. * ††	141,324,108	177,333,991
4,531,350	Popular, Inc.	114,458,620	95,838,053
3,018,750	Sky Financial Group, Inc.	85,187,747	83,981,625
3,232,800	Sotheby’s Holdings, Inc., Class A * ††	39,330,944	59,354,208
2,793,350	TD Banknorth Inc.	84,679,688	81,146,818
		1,303,912,351	1,578,216,715
	Health Care—9.75%
692,900	Bio-Rad Laboratories, Inc., Class A *	39,900,835	45,343,376
1,270,924	Fisher Scientific International Inc. *	65,724,083	78,619,358
4,915,575	IMS Health Inc.	114,603,686	122,496,129
2,609,475	Invacare Corp. ††	96,319,330	82,172,368
1,443,600	Omnicare, Inc.	41,338,666	82,602,792
1,180,125	Sybron Dental Specialties, Inc. *	22,329,691	46,980,776
		380,216,291	458,214,799

December 31, 2005 (Unaudited)

Number of Shares	COMMON STOCKS—99.34% (cont’d)	Cost	Market Value

	Materials & Processing—4.93%
2,923,310	Brady Corp., Class A	$46,030,172	$105,765,356
2,531,350	Energizer Holdings, Inc. *	90,128,405	126,035,916
		136,158,577	231,801,272
	Producer Durables—9.57%
9,160,600	Andrew Corp. * ††	93,772,056	98,293,238
3,463,000	Herman Miller, Inc. ††	73,927,701	97,621,970
3,458,450	IDEX Corp. ††	77,674,783	142,176,880
7,043,775	Steelcase Inc., Class A	92,857,958	111,502,958
		338,232,498	449,595,046
	Technology—4.62%
2,510,450	Anixter International Inc. ††	61,992,329	98,208,804
15,101,050	BearingPoint, Inc. * ††	119,151,617	118,694,253
		181,143,946	216,903,057
	Total Common Stocks	4,019,087,570	4,668,305,611

Principal Amount	REPURCHASE AGREEMENT—0.82%	Cost	Market Value

$38,703,178	State Street Bank and Trust Co., 3.40%, dated 12/30/2005, due 1/3/2006, repurchase price $38,717,799, (collateralized by U.S. Treasury Bond, 3.625%, due 6/30/2007)	38,703,178	38,703,178
	Total Investments—100.16%	$4,057,790,748	4,707,008,789
	Liabilities less Other Assets—(0.16%)		(7,849,298)
	NET ASSETS—100.00%		$4,699,159,491

*                 Non-income producing.

††            Affiliated company (See Note Three).

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

Ariel Fund Statistical Summary (ARGFX)

			52-Week Range		Earnings Per Share				P/E Calendar
					2004	2005		2006	2004	2005		2006	Market
	Ticker	Price			Actual	Actual		Estimated	Actual	Actual		Estimated	Cap.
Company	Symbol	2/1/06	Low	High	Calendar	Calendar		Calendar	P/E	P/E		P/E	($MM)

Horace Mann Educators Corp.	HMN	19.59	15.86	20.80	1.05	1.63	(e)	1.75	18.7	12.0	(e)	11.2	842
Invacare Corp.	IVC	34.53	30.13	48.28	2.39	1.87	(e)	2.19	14.4	18.5	(e)	15.8	1,095
Bob Evans Farms, Inc.	BOBE	26.88	19.91	27.34	1.43	0.93	(e)	1.06	18.8	28.9	(e)	25.4	1,146
Radio One, Inc.	ROIAK	10.93	10.17	15.05	0.40	0.47	(e)	0.57	27.3	23.3	(e)	19.2	1,149
Sotheby’s Holdings, Inc.	BID	20.80	13.47	20.86	0.55	0.90	(e)	1.02	37.8	23.1	(e)	20.4	1,196
Matthews International Corp.	MATW	37.68	31.54	41.86	1.76	1.85		2.19	21.4	20.4		17.2	1,208
American Greetings Corp.	AM	20.45	20.32	28.02	1.84	1.55		1.21	11.1	13.2		16.9	1,300
Chittenden Corp.	CHZ	28.07	23.85	30.30	1.63	1.77		1.88	17.2	15.9		14.9	1,307
Valassis Communications, Inc.	VCI	28.23	27.46	40.80	1.89	2.00	(e)	2.15	14.9	14.1	(e)	13.1	1,343
Greater Bay Bancorp	GBBK	27.07	22.35	27.96	1.59	1.55		1.65	17.0	17.5		16.4	1,366
Lee Enterprises, Inc.	LEE	34.70	33.90	45.96	1.99	2.11		2.14	17.4	16.4		16.2	1,585
DeVry Inc.	DV	23.25	17.00	24.84	0.57	0.48		0.71	40.8	48.4		32.7	1,640
Sybron Dental Specialties, Inc.	SYD	42.80	34.17	48.00	1.67	2.00	(e)	2.09	25.6	21.4	(e)	20.5	1,729
Bio-Rad Laboratories, Inc.	BIO	67.66	46.54	68.96	3.18	3.38	(e)	3.64	21.3	20.0	(e)	18.6	1,770
BearingPoint, Inc.	BE	8.89	4.65	8.93	(2.77)	0.17	(e)	0.36	NM	52.3	(e)	24.7	1,771
Anixter International Inc.	AXE	46.63	32.90	47.31	1.69	2.33		2.71	27.6	20.0		17.2	1,784
Brady Corp.	BRC	40.32	26.30	40.47	1.46	1.80	(e)	2.11	27.6	22.4	(e)	19.1	1,840
Assured Guaranty Ltd.	AGO	25.55	17.31	27.42	1.86	2.58		2.20	13.7	9.9		11.6	1,922
Herman Miller, Inc.	MLHR	30.18	25.93	32.97	0.74	1.27		1.62	40.8	23.8		18.6	2,049
Andrew Corp.	ANDW	12.85	10.07	14.19	0.49	0.45		0.54	26.2	28.6		23.8	2,051
Jones Lang LaSalle Inc.	JLL	66.50	36.70	68.71	2.27	2.72		3.65	29.3	24.4		18.2	2,330
IDEX Corp.	IEX	46.01	36.62	46.32	1.68	2.09		2.42	27.4	22.0		19.0	2,407
Harte-Hanks, Inc.	HHS	30.00	25.04	31.47	1.11	1.32		1.46	27.0	22.7		20.5	2,469
Steelcase Inc.	SCS	16.84	12.21	16.99	0.00	0.45		0.79	NM	37.4		21.3	2,507
J.M. Smucker Co.	SJM	43.90	43.33	51.65	2.58	2.66	(e)	2.93	17.0	16.5	(e)	15.0	2,563
McClatchy Co.	MNI	55.75	54.71	76.05	3.37	3.43		3.54	16.5	16.3		15.7	2,604
Sky Financial Group, Inc.	SKYF	25.93	25.23	29.87	1.77	1.69		1.98	14.6	15.3		13.1	2,796
Hewitt Associates, Inc.	HEW	27.05	23.94	31.10	1.31	1.30		1.40	20.6	20.8		19.3	2,989
Investors Financial Services Corp.	IFIN	46.09	30.64	53.44	2.09	2.15		2.35	22.1	21.4		19.6	2,995
Career Education Corp.	CECO	33.15	28.73	41.61	1.76	2.27	(e)	2.71	18.8	14.6	(e)	12.2	3,248
Markel Corp.	MKL	335.11	307.41	373.00	15.95	4.71		24.90	21.0	71.1		13.5	3,284
HCC Insurance Holdings, Inc.	HCC	31.36	22.10	32.95	1.58	1.68	(e)	2.56	19.8	18.7	(e)	12.3	3,318
Energizer Holdings, Inc.	ENR	54.10	46.12	65.44	3.48	4.02		4.27	15.5	13.5		12.7	3,387
A.G. Edwards, Inc.	AGE	47.18	38.41	48.04	2.38	2.75		3.14	19.8	17.2		15.0	3,573
Hasbro, Inc.	HAS	21.10	17.75	22.35	1.08	1.18	(e)	1.27	19.5	17.9	(e)	16.6	3,763
ServiceMaster Co.	SVM	13.01	11.69	14.28	0.59	0.65	(e)	0.72	22.1	20.0	(e)	18.1	3,782
McCormick & Co., Inc.	MKC	30.42	28.95	38.38	1.55	1.56		1.66	19.6	19.5		18.3	4,034
Interpublic Group of Cos., Inc.	IPG	10.16	9.08	13.80	(1.43)	(0.43	)(e)	0.11	NM	NM	(e)	92.4	4,374

  (Unaudited)

			52-Week Range		Earnings Per Share				P/E Calendar
					2004	2005		2006	2004	2005		2006	Market
	Ticker	Price			Actual	Actual		Estimated	Actual	Actual		Estimated	Cap.
Company	Symbol	2/1/06	Low	High	Calendar	Calendar		Calendar	P/E	P/E		P/E	($MM)

Janus Capital Group Inc.	JNS	21.02	12.75	22.43	0.60	0.52		0.81	35.0	40.4		26.0	4,534
ARAMARK Corp.	RMK	27.05	24.24	28.67	1.57	1.85	(e)	2.04	17.2	14.6	(e)	13.3	4,893
TD Banknorth Inc.	BNK	29.95	26.00	32.35	2.28	2.48		2.50	13.1	12.1		12.0	5,200
Popular, Inc.	BPOP	20.27	19.78	27.74	1.80	1.97		1.72	11.3	10.3		11.8	5,421
Omnicare, Inc.	OCR	52.79	30.60	62.50	2.34	2.57	(e)	3.49	22.6	20.5	(e)	15.1	5,626
IMS Health Inc.	RX	24.85	22.65	28.60	1.21	1.42		1.45	20.5	17.5		17.1	5,758
Fisher Scientific International Inc.	FSH	67.09	53.50	68.18	3.14	3.86	(e)	4.22	21.4	17.4	(e)	15.9	8,227
Certegy Inc.*	CEY	43.45	32.35	44.56	1.73	1.83		NM	25.1	23.7		NM	NM

Note: All earnings per share numbers are fully diluted. Such numbers are from continuing operations and are adjusted for non-recurring items. All estimates of future earnings per share shown in this table solely represent the projection of Ariel Capital Management, LLC research analysts as of February 1, 2006 and may exclude certain non-cash amoritization charges. Estimates have not been updated to reflect any subsequent events. P/E ratios are based on earnings stated and February 1, 2006 stock price.
NM=Not Meaningful.

(e)     Estimates provided by Ariel Capital Management, LLC are used for companies that had not reported 2005 earnings by 02/01/06.

*            Price and 52-week range values are as of 01/31/06 as Certegy merged on 02/01/06 with Fidelity National Information Services, a division of Fidelity National Financial, Inc.

Ariel Appreciation Fund Performance Summary	Inception: December 1, 1989

About the Fund

Ariel Appreciation Fund pursues long-term capital appreciation by investing in undervalued firms with growth potential. Like Ariel Fund, this Fund seeks out issuers that provide quality products or services. To capture anticipated growth, the Fund will hold investments for a relatively long period—usually two to five years. The Fund primarily invests in companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Composition of Equity Holdings

	Ariel Appreciation Fund†	Russell Midcap Value Index	S&P 500 Index
Consumer Discretionary & Services	43.1%	11.1%	11.9%
Financial Services	32.0%	33.4%	22.3%
Health Care	14.1%	3.6%	13.1%
Producer Durables	4.5%	4.7%	4.3%
Other	3.8%	1.9%	5.1%
Consumer Staples	2.5%	6.3%	7.7%
Utilities	0.0%	15.2%	6.9%
Materials & Processing	0.0%	8.3%	3.4%
Technology	0.0%	7.1%	13.6%
Other Energy	0.0%	4.4%	3.6%
Autos & Transportation	0.0%	3.4%	2.4%
Integrated Oils	0.0%	0.5%	5.6%

†    Sector weightings are calculated based on equity holdings in the Fund and exclude cash in order to make a relevant comparison to the indexes.

Portfolio Composition

Equity	99.0%
Cash & Other	1.0%

Average Annual Total Returns as of Dec. 31, 2005 (assumes reinvestment of dividends and capital gains)*

	4th Quarter	1 Year	3 Year	5 Year	10 Year	Life of Fund

Ariel Appreciation Fund	+1.54%	+2.92%	+15.10%	+9.70%	+13.99%	+12.65%
Russell Midcap Value Index	+1.34%	+12.65%	+24.38%	+12.21%	+13.65%	+13.64%
Russell Midcap Index	+2.35%	+12.65%	+23.79%	+8.45%	+12.49%	+13.09%
S&P 500 Index	+2.09%	+4.91%	+14.39%	+0.54%	+9.07%	+10.65%

Past performance does not guarantee future results.

The Value of a $10,000 Investment in Ariel Appreciation Fund

	Ariel Appreciation Fund	S&P 500 Index	Russell MidCap Value Index
12/31/89	10,054.33	10,240.15	10,119.30
12/31/90	9,902.42	9,923.38	8,491.84
12/31/91	13,184.78	12,946.62	11,712.19
12/31/92	14,930.45	13,932.66	14,251.26
12/31/93	16,115.34	15,334.13	16,477.73
12/31/94	14,762.91	15,536.65	16,126.73
12/31/95	18,330.35	21,375.09	21,760.59
12/31/96	22,677.94	26,282.93	26,169.15
12/31/97	31,283.24	35,052.64	35,163.46
12/31/98	37,398.60	45,070.09	36,950.89
12/31/99	35,981.62	54,559.31	36,910.17
12/31/00	42,754.72	49,580.34	43,989.29
12/31/01	49,694.41	43,689.10	45,012.13
12/31/02	44,546.40	34,034.08	40,670.81
12/31/03	58,344.20	43,796.44	56,153.08
12/31/04	65,989.96	48,560.92	69,464.34
12/31/05	67,919.04	50,951.72	78,250.13

Top Ten Holdings

1                 Accenture Ltd

Information and technology consultant

2                 Pitney Bowes Inc.

Manufacturer of mailing equipment

3                 Northern Trust Corp.

Personal and institutional trust company

4                 Tribune Co.

Publishing and broadcasting company

5                 Ambac Financial Group, Inc.

Global financial guarantor

6                 Johnson Controls, Inc.

Provider of automotive and control systems and facilities management services

7                 MBIA Inc.

Insurer of municipal bonds

8                 Franklin Resources, Inc.

Global investment management organization

9                 Mohawk Industries, Inc.

Manufacturer and distributor of floor coverings

10          Black & Decker Corp.

Manufacturer of power tools and accessories

*    The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Russell Midcap Value Index measures the performance of mid-sized, value-oriented companies with lower price-to-earnings ratios. The Russell Midcap Index measures the performance of mid-sized companies. The S&P 500 is a broad market-weighted index dominated by large cap stocks. All indexes are unmanaged, and an investor cannot invest directly in an index. Total return does not reflect a maximum 4.75% sales load charged prior to 7/15/94.

Ariel Appreciation Fund Schedule of Investments	December 31, 2005 (Unaudited)

Number of Shares	COMMON STOCKS—98.96%	Cost	Market Value

	Consumer Discretionary & Services—42.62%
5,876,800	Accenture Ltd, Class A	$104,351,180	$169,663,216
2,869,850	ARAMARK Corp., Class B	70,868,630	79,724,433
1,302,600	Black & Decker Corp.	62,718,363	113,274,096
2,889,050	Career Education Corp. *	106,543,858	97,418,766
1,177,450	Carnival Corp.	40,866,634	62,958,251
4,087,595	Cendant Corp.	54,531,415	70,511,014
2,299,375	Harte-Hanks, Inc.	37,148,806	60,680,506
9,743,500	Interpublic Group of Cos., Inc. *	146,518,167	94,024,775
5,847,900	Mattel, Inc.	101,767,650	92,513,778
1,081,225	McClatchy Co., Class A	56,718,777	63,900,398
1,303,400	Mohawk Industries, Inc. *	99,937,476	113,369,732
1,307,800	Omnicom Group Inc.	92,653,271	111,333,014
3,722,595	ServiceMaster Co.	47,269,875	44,485,010
4,528,100	Tribune Co.	187,372,690	137,020,306
2,244,800	YUM! Brands, Inc.	57,467,482	105,236,224
		1,266,734,274	1,416,113,519
	Consumer Staples—2.47%
1,443,772	Clorox Co.	60,564,686	82,136,189

	Financial Services—31.67%
1,745,400	Ambac Financial Group, Inc.	128,356,625	134,500,524
817,322	Dun & Bradstreet Corp. *	22,056,167	54,727,881
2,060,700	Equifax Inc.	45,514,421	78,347,814
1,301,800	Franklin Resources, Inc.	51,749,518	122,382,218
3,777,100	H&R Block, Inc.	93,623,291	92,727,805
4,898,500	Janus Capital Group Inc.	63,453,645	91,259,055
2,038,592	MBIA Inc.	89,649,143	122,641,695
2,823,800	Northern Trust Corp.	101,966,506	146,329,316
2,810,735	Popular, Inc.	68,464,489	59,447,045
1,202,450	T. Rowe Price Group, Inc.	46,003,539	86,612,473
2,176,593	TD Banknorth Inc.	66,398,405	63,230,027
		777,235,749	1,052,205,853
	Health Care—13.99%
2,991,950	Baxter International Inc.	70,377,831	112,646,918
1,770,477	Fisher Scientific International Inc. *	68,077,652	109,521,707
3,368,860	IMS Health Inc.	55,911,579	83,951,991
1,590,100	Omnicare, Inc.	44,748,692	90,985,522
3,237,500	Schering-Plough Corp.	54,082,899	67,501,875
		293,198,653	464,608,013
	Other—3.79%
1,726,900	Johnson Controls, Inc.	101,470,689	125,908,279

Ariel Appreciation Fund Schedule of Investments (continued)	December 31, 2005 (Unaudited)

Number of Shares	COMMON STOCKS—98.96% (cont’d)	Cost	Market Value

	Producer Durables—4.42%
3,478,175	Pitney Bowes Inc.	$135,153,566	$146,952,894
	Total Common Stocks	2,634,357,617	3,287,924,747

Principal Amount	REPURCHASE AGREEMENT—0.59%	Cost	Market Value

$19,538,779	State Street Bank and Trust Co., 3.40%, dated 12/30/2005, due 1/3/2006, repurchase price $19,546,160, (collateralized by U.S. Treasury Bonds, 2.25%-3.625%, due 4/30/2006-5/15/2008)	19,538,779	19,538,779
	Total Investments—99.55%	$2,653,896,396	3,307,463,526
	Other Assets less Liabilities—0.45%		14,910,226
	NET ASSETS—100.00%		$3,322,373,752

*            Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

Ariel Appreciation Fund Statistical Summary (CAAPX)	(Unaudited)

			52-Week Range		Earnings Per Share				P/E Calendar
					2004	2005		2006	2004	2005		2006	Market
	Ticker	Price			Actual	Actual		Estimated	Actual	Actual		Estimated	Cap.
Company	Symbol	2/1/06	Low	High	Calendar	Calendar		Calendar	P/E	P/E		P/E	($MM)
Harte-Hanks, Inc.	HHS	30.00	25.04	31.47	1.11	1.32		1.46	27.0	22.7		20.5	2,469
McClatchy Co.	MNI	55.75	54.71	76.05	3.37	3.43		3.54	16.5	16.3		15.7	2,604
Career Education Corp.	CECO	33.15	28.73	41.61	1.76	2.27	(e)	2.71	18.8	14.6	(e)	12.2	3,248
ServiceMaster Co.	SVM	13.01	11.69	14.28	0.59	0.65	(e)	0.72	22.1	20.0	(e)	18.1	3,782
Interpublic Group of Cos., Inc.	IPG	10.16	9.08	13.80	(1.43)	(0.43	)(e)	0.11	NM	NM	(e)	92.4	4,374
Janus Capital Group Inc.	JNS	21.02	12.75	22.43	0.60	0.52		0.81	35.0	40.4		26.0	4,534
Dun & Bradstreet Corp.	DNB	70.58	57.44	74.29	2.98	3.47		3.90	23.7	20.3		18.1	4,686
ARAMARK Corp.	RMK	27.05	24.24	28.67	1.57	1.85	(e)	2.04	17.2	14.6	(e)	13.3	4,893
Equifax Inc.	EFX	38.89	29.63	39.42	1.61	1.81		1.99	24.2	21.5		19.5	5,051
TD Banknorth Inc.	BNK	29.95	26.00	32.35	2.28	2.48		2.50	13.1	12.1		12.0	5,200
Popular, Inc.	BPOP	20.27	19.78	27.74	1.80	1.97		1.72	11.3	10.3		11.8	5,421
Omnicare, Inc.	OCR	52.79	30.60	62.50	2.34	2.57	(e)	3.49	22.6	20.5	(e)	15.1	5,626
Mohawk Industries, Inc.	MHK	84.27	74.55	94.72	5.46	5.53	(e)	6.50	15.4	15.2	(e)	13.0	5,637
IMS Health Inc.	RX	24.85	22.65	28.60	1.21	1.42		1.45	20.5	17.5		17.1	5,758
Mattel, Inc.	MAT	16.55	14.52	21.64	1.21	1.20		1.15	13.7	13.8		14.4	6,683
Black & Decker Corp.	BDK	85.76	75.70	93.71	5.40	6.90		7.48	15.9	12.4		11.5	6,725
H&R Block, Inc.	HRB	24.15	23.01	30.00	1.61	1.80	(e)	2.11	15.0	13.4	(e)	11.4	7,912
Ambac Financial Group, Inc.	ABK	76.65	62.20	80.16	6.31	6.47		7.02	12.1	11.8		10.9	8,063
MBIA Inc.	MBI	61.03	49.07	64.00	5.25	5.55	(e)	5.90	11.6	11.0	(e)	10.3	8,182
Fisher Scientific International Inc.	FSH	67.09	53.50	68.18	3.14	3.86	(e)	4.22	21.4	17.4	(e)	15.9	8,227
Tribune Co.	TRB	28.71	28.40	42.17	2.24	2.08		2.10	12.8	13.8		13.7	8,843
Clorox Co.	CLX	59.96	52.50	66.04	2.91	2.92		3.14	20.6	20.5		19.1	9,036
Pitney Bowes Inc.	PBI	43.00	40.34	47.38	2.54	2.71		2.93	16.9	15.9		14.7	9,809
T. Rowe Price Group, Inc.	TROW	76.61	54.19	79.81	2.51	3.12		3.54	30.5	24.6		21.6	10,012
Northern Trust Corp.	NTRS	51.95	41.60	55.00	2.32	2.59		2.90	22.4	20.1		17.9	11,338
Johnson Controls, Inc.	JCI	69.38	52.57	76.71	4.21	4.62		5.25	16.5	15.0		13.2	13,426
YUM! Brands, Inc.	YUM	50.20	45.37	53.79	2.36	2.64	(e)	2.88	21.3	19.0	(e)	17.4	14,210
Omnicom Group Inc.	OMC	83.12	75.75	91.48	3.89	4.38	(e)	4.92	21.4	19.0	(e)	16.9	14,987
Cendant Corp.	CD	16.76	16.18	23.05	1.78	1.29	(e)	1.39	9.4	13.0	(e)	12.1	17,169
Baxter International Inc.	BAX	36.44	33.08	41.07	1.69	1.92		2.11	21.6	19.0		17.3	22,725
Franklin Resources, Inc.	BEN	98.95	63.56	102.80	3.21	4.22		4.60	30.8	23.4		21.5	25,110
Accenture Ltd	ACN	31.72	21.00	32.35	1.30	1.49		1.63	24.4	21.3		19.5	26,998
Schering-Plough Corp.	SGP	19.15	17.67	22.53	0.06	0.75		0.47	NM	25.5		40.7	28,302
Carnival Corp.	CCL	52.25	45.78	57.14	2.22	2.73		3.15	23.5	19.1		16.6	43,204

Note: All earnings per share numbers are fully diluted. Such numbers are from continuing operations and are adjusted for non-recurring items. All estimates of future earnings per share shown in this table solely represent the projection of Ariel Capital Management, LLC research analysts as of February 1, 2006 and may exclude certain non-cash amoritization charges. Estimates have not been updated to reflect any subsequent events. P/E ratios are based on earnings stated and February 1, 2006 stock price. NM=Not Meaningful.

(e) Estimates provided by Ariel Capital Management, LLC are used for companies that had not reported 2005 earnings by 02/01/06.

Notes to Schedules of Investments	December 31, 2005 (Unaudited)

Note One | Organization

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Ariel Fund and Ariel Appreciation Fund (the “Funds”) are diversified portfolios of the Trust that seek long-term capital appreciation.

Note Two | Significant Accounting Policies

The following is a summary of significant policies related to investments of the Funds held at December 31, 2005.

Investment Valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask price. Debt obligations having a maturity of 60 days or less are valued at amortized cost which approximates market value. Debt securities with maturities over 60 days are valued at the yield equivalent as obtained from a pricing service or one or more market makers for such securities. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Repurchase Agreements – The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.

Note Three | Transactions with Affiliated Companies

If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. Ariel Fund had the following transactions during the three months ended December 31, 2005, with affiliated companies:

	Share Activity				Quarter Ended December 31, 2005
	Balance			Balance	Market	Dividends Credited
Security Name	Sept. 30, 2005	Purchases	Sales	Dec. 31, 2005	Value	to Income
Andrew Corp.	9,160,600	––	––	9,160,600	$98,293,238	$––
Anixter International Inc.	2,510,450	––	––	2,510,450	98,208,804	10,041,800
Assured Guaranty Ltd.	5,359,850	––	––	5,359,850	136,086,591	160,796
BearingPoint, Inc.	14,261,275	839,775	––	15,101,050	118,694,253	––
Bob Evans Farms, Inc.	3,536,208	––	166,100	3,370,108	77,714,690	424,345
HCC Insurance Holdings, Inc.	6,158,100	––	––	6,158,100	182,772,408	––
Herman Miller, Inc.*	3,463,000	––	––	3,463,000	97,621,970	251,068
Hewitt Associates, Inc.	6,902,650	––	––	6,902,650	193,343,227	––
Horace Mann Educators Corp.	3,918,975	––	––	3,918,975	74,303,766	411,492
IDEX Corp.	3,458,450	––	––	3,458,450	142,176,880	415,014
Invacare Corp.	2,609,475	––	––	2,609,475	82,172,368	32,618
Investors Financial Services Corp.	3,891,800	––	––	3,891,800	143,334,994	77,836
Jones Lang LaSalle Inc.	3,008,900	––	––	3,008,900	151,498,115	––
Journal Register Co.	2,093,200	––	2,093,200	––	––	––
Markel Corp.	543,125	16,200	––	559,325	177,333,991	––
Sotheby’s Holdings, Inc.	4,377,000	––	1,144,200	3,232,800	59,354,208	––
Valassis Communications, Inc.	3,269,750	––	––	3,269,750	95,051,633	––
					$1,927,961,136	$11,814,969

*Became an affiliated company during the quarter ended December 31, 2005.

Hewitt Associates provides record-keeping services for employer-sponsored plans invested in the Funds and receives shareholder service fees accordingly. Horace Mann and its affiliates distribute Fund shares on terms comparable to other distributors and receive shareholder service fees from Ariel Fund and 12b-1 fees from Ariel Distributors, Inc.

Board of Trustees

Bert N. Mitchell, CPA (Independent Chairman)

Bert is Chairman and CEO of Mitchell & Titus, LLP, the nation’s largest African American-owned accounting firm. He holds BBA, MBA and Honorary Doctorate degrees from the Baruch College of the City University of New York. Bert is also a graduate of the Owner-President Management Program of the Harvard Business School. He serves on the board of BJ’s Wholesale Club, Inc.

Mario L. Baeza, Esq.

Mario is Chairman and CEO of The Baeza Group, LLC and Baeza & Co., LLC, an investment firm specializing in private equities aimed at the U.S. Hispanic market and hedge funds anchored in global macro strategies. He is also Chairman of TCW/Latin America Partners, LLC, a private equity capital firm. Mario received a BA from Cornell University and a JD from Harvard Law School. He serves on the board of Air Products and Chemicals, Inc., Tommy Hilfiger Corp. as well as various nonprofit organizations.

James W. Compton

Jim serves as President and CEO of the Chicago Urban League and the Chicago Urban League Development Corporation, which have worked to eliminate racial discrimination and segregation since 1916. He holds a BA from Morehouse College. Jim is actively involved in local civic organizations and also serves on the board of directors of Seaway National Bank of Chicago.

William C. Dietrich

Bill serves as the Co-Executive Director of the Shalem Institute for Spiritual Formation, Inc., an internationally known ecumenical training institute for contemplative living founded in 1973. He holds a BS from Georgetown University.

Royce N. Flippin, Jr.

Royce is President of Flippin Associates, a consulting firm for the public and private sectors. Formerly, he was director of athletics at Princeton University and director of both athletics and program advancement for the Massachusetts Institute of Technology. He earned his AB from Princeton University and an MBA from Harvard Business School. Royce is on the board of EVCI Career Colleges Holding Corp. as well as several nonprofit institutions.

John G. Guffey, Jr.

John is the President of Aurora Press, Inc., a publisher of trade paperback books. Formerly, John served as Director and Treasurer of Silby Guffey & Co., Inc., a venture capital firm. He earned a BS from the University of Pennsylvania’s Wharton School. John holds directorships with various nonprofit organizations. He is also a founder of Calvert Group, Ltd and a trustee of various Calvert mutual funds.

Mellody Hobson

As President of Ariel Capital Management, LLC, Mellody is responsible for firmwide management and strategic planning. She joined Ariel after graduating from Princeton University’s Woodrow Wilson School. Mellody is a board member of DreamWorks Animation SKG, Inc., The Estée Lauder Companies Inc. and Starbucks Corporation. She also serves on the Investment Company Institute’s Board of Governors and as a director of various professional and civic organizations. Additionally, Mellody is a regular financial contributor for ABC’s Good Morning America and World News Tonight.

Christopher G. Kennedy

Chris is President of Merchandise Mart Properties, Inc. which manages many prime properties including The Merchandise Mart in Chicago. He is also the Executive Officer of Vornado Realty Trust, a publicly traded real estate investment trust. Chris earned his BA from Boston College and his MBA from the J.L. Kellogg Graduate School of Management at Northwestern University. Chris serves on a variety of civic and corporate boards, including Interface, Inc.

Merrillyn J. Kosier

Merrillyn is Executive Vice President and Director of Mutual Fund Marketing and Investor Services at Ariel Capital Management, LLC. She spearheads public relations, advertising, branding and shareholder communications for the Funds. Merrillyn earned a BBA in Marketing from Andrews University and an MBA from Loyola University Chicago, where she serves on the Advisory Board for the School of Business Administration. Additionally, she is the Vice Chairman of the Mutual Fund Education Alliance.

John W. Rogers, Jr.

John is the Founder, Chairman and CEO of Ariel Capital Management, LLC. As the firm’s Chief Investment Officer, he manages Ariel’s small and mid-cap portfolios. John received an AB in Economics from Princeton University. He serves on the boards of Aon Corp., Bally Total Fitness Holding Corp., Exelon Corp. and McDonald’s Corp. John is also actively involved in various local and national nonprofit organizations.

Slow and Steady Wins the Race

Ariel Investment Trust
P.O. Box 219121
Kansas City, Missouri 64121-9121
800-292-7435
arielmutualfunds.com	TPI 2/06